UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Investment Banking & Brokerage – 0.0%
Morgan Stanley, 5.850%	20	$547

Total Financials – 0.0%		547

TOTAL PREFERRED STOCKS – 0.0%		$547
(Cost: $500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5–26–22	$1,750	1,796
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12–15–27 (A)	3,807	3,959
American Airlines Class A Pass Through Certificates, Series 2016-2, 3.650%, 6–15–28	1,948	1,977
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	2,922	2,896
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1–15–28	3,899	3,989
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2–15–29	500	515
Norwegian Air Shuttle 2016-1, Class A, 4.875%, 5–10–28 (A)	3,905	3,955
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–15–21 (A)	3,500	3,493
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7–7–28	4,000	3,980

TOTAL ASSET-BACKED SECURITIES – 2.2%		$26,560
(Cost: $26,225)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Advertising – 0.3%
Omnicom Group, Inc., 3.600%, 4–15–26	$4,000	4,025

Apparel, Accessories & Luxury Goods – 0.2%
Coach, Inc.:
3.000%, 7–15–22	1,000	986
4.125%, 7–15–27	1,250	1,237

		2,223

Automobile Manufacturers – 1.0%
BMW U.S. Capital LLC:
2.700%, 4–6–22 (A)	1,500	1,514
2.800%, 4–11–26 (A)	8,000	7,783
Ford Motor Co., 4.346%, 12–8–26	2,000	2,060
General Motors Co., 6.600%, 4–1–36	651	755

		12,112

Cable & Satellite – 1.9%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.375%, 5–1–47 (A)	500	530
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	5,000	4,861
2.350%, 1–15–27	5,000	4,693
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1–15–25	3,365	3,430
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7–15–26	7,000	6,604
3.800%, 2–15–27	3,000	3,021

		23,139

Education Services – 0.7%
President and Fellows of Harvard College, 3.150%, 7–15–46	3,000	2,872
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,161
University of Southern California, 3.028%, 10–1–39	2,000	1,877

		7,910

Footwear – 0.6%
NIKE, Inc.:
2.375%, 11–1–26	4,000	3,795
3.875%, 11–1–45	4,000	4,033

		7,828

Home Improvement Retail – 0.3%
Home Depot, Inc. (The), 4.400%, 4–1–21	3,135	3,379

Hotels, Resorts & Cruise Lines – 0.9%
Marriott International, Inc., Series R, 3.125%, 6–15–26	6,000	5,887
Wyndham Worldwide Corp.:
4.150%, 4–1–24	3,000	3,080
4.500%, 4–1–27	2,000	2,062

		11,029

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc., 4.800%, 12–5–34	2,470	2,846

Movies & Entertainment – 0.3%
Walt Disney Co. (The):
4.125%, 12–1–41	2,000	2,099
4.125%, 6–1–44	1,000	1,051

		3,150

Publishing – 0.2%
Thomson Reuters Corp., 3.350%, 5–15–26	3,000	2,995

Restaurants – 0.5%
Darden Restaurants, Inc., 3.850%, 5–1–27	4,000	4,065
McDonalds Corp., 5.350%, 3–1–18	2,360	2,418

		6,483

Total Consumer Discretionary – 7.1%		87,119
Consumer Staples
Brewers – 1.7%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
4.700%, 2–1–36	6,000	6,628
4.900%, 2–1–46	3,500	3,956
Heineken N.V., 3.500%, 1–29–28 (A)	3,000	3,045
Molson Coors Brewing Co.:
2.250%, 3–15–20 (A)	2,500	2,500
3.000%, 7–15–26	2,000	1,924
4.200%, 7–15–46	2,500	2,454

		20,507

Distillers & Vintners – 0.6%
Constellation Brands, Inc.:
3.700%, 12–6–26	4,562	4,648
3.500%, 5–9–27	2,000	1,998
4.500%, 5–9–47	750	773

		7,419

Drug Retail – 0.2%
CVS Health Corp., 2.125%, 6–1–21	2,000	1,976

Food Distributors – 0.5%
Sysco Corp.:
3.300%, 7–15–26	4,000	3,969
3.250%, 7–15–27	2,500	2,459

		6,428

Food Retail – 0.4%
Kroger Co. (The):
6.400%, 8–15–17	1,080	1,085
1.500%, 9–30–19	4,000	3,941

		5,026

Household Products – 0.2%
Procter & Gamble Co. (The), 2.700%, 2–2–26	3,000	2,990

Packaged Foods & Meats – 1.7%
General Mills, Inc., 1.400%, 10–20–17	1,300	1,299
Kraft Heinz Foods Co.:
3.000%, 6–1–26	2,000	1,914
4.375%, 6–1–46	2,000	1,949
Mead Johnson Nutrition Co., 4.125%, 11–15–25	4,000	4,313
Smithfield Foods, Inc.:
3.350%, 2–1–22 (A)	2,000	2,010
4.250%, 2–1–27 (A)	1,000	1,026
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 2.650%, 8–15–19	7,765	7,863

		20,374

Personal Products – 0.4%
Kimberly-Clark Corp.:
2.750%, 2–15–26	4,000	3,976
3.200%, 7–30–46	1,000	910

		4,886

Soft Drinks – 1.5%
Coca-Cola Co. (The):
1.550%, 9–1–21	3,500	3,430
2.875%, 10–27–25	5,000	5,029
2.250%, 9–1–26	2,000	1,899
PepsiCo, Inc.:
1.700%, 10–6–21	4,000	3,915
2.850%, 2–24–26	4,000	3,990

		18,263

Total Consumer Staples – 7.2%		87,869
Energy
Oil & Gas Equipment & Services – 1.3%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	5,000	5,333
Halliburton Co., 6.750%, 2–1–27	4,950	5,752
Schlumberger Holding Corp., 3.625%, 12–21–22 (A)	5,000	5,202

		16,287

Oil & Gas Exploration & Production – 3.1%
BP Capital Markets plc (GTD by BP plc):
1.674%, 2–13–18	4,250	4,253
3.216%, 11–28–23	5,000	5,077
Canadian Natural Resources Ltd.:
2.950%, 1–15–23	5,000	4,959
3.850%, 6–1–27	2,250	2,237
Concho Resources, Inc., 4.375%, 1–15–25	6,000	6,120
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	4,650	4,678
Devon Energy Corp., 3.250%, 5–15–22	2,000	1,987
EQT Corp., 8.125%, 6–1–19	8,081	8,918

		38,229

Oil & Gas Storage & Transportation – 3.1%
Buckeye Partners L.P., 3.950%, 12–1–26	1,500	1,485
Colorado Interstate Gas Co., 4.150%, 8–15–26 (A)	6,000	5,954
Enbridge, Inc., 2.900%, 7–15–22	1,000	998
Energy Transfer Partners L.P., 4.900%, 3–15–35	750	730
EnLink Midstream Partners L.P., 5.450%, 6–1–47	1,500	1,497
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	4,469	4,344
4.500%, 12–15–26	3,000	3,034
Sabine Pass Liquefaction LLC, 4.200%, 3–15–28 (A)	1,500	1,516
Spectra Energy Partners L.P., 3.375%, 10–15–26	5,000	4,888
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	2,551	2,680
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	6,000	7,143
Williams Partners L.P., 3.750%, 6–15–27	4,000	3,960

		38,229

Total Energy – 7.5%		92,745
Financials
Asset Management & Custody Banks – 1.7%
Ares Capital Corp., 3.875%, 1–15–20	8,635	8,804
Legg Mason, Inc., 4.750%, 3–15–26	6,500	6,879
State Street Corp., 2.650%, 5–19–26	6,000	5,811

		21,494

Consumer Finance – 4.1%
American Express Credit Corp., 1.875%, 11–5–18	4,000	4,006
Capital One Financial Corp.:
4.200%, 10–29–25	5,500	5,546
3.750%, 7–28–26	1,750	1,708
Capital One N.A., 2.400%, 9–5–19	4,000	4,015
Discover Bank, 3.450%, 7–27–26	500	484
Discover Financial Services, 3.950%, 11–6–24	8,200	8,328
Ford Motor Credit Co. LLC:
2.425%, 6–12–20	5,000	4,995
3.200%, 1–15–21	8,000	8,119

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1–15–19	2,000	2,027
3.500%, 7–10–19	3,400	3,479
4.200%, 3–1–21	3,500	3,671
3.200%, 7–6–21	4,500	4,550

		50,928

Diversified Banks – 10.9%
ABN AMRO Bank N.V., 2.100%, 1–18–19 (A)	2,000	2,003
Australia and New Zealand Banking Group Ltd.:
2.125%, 8–19–20	4,000	3,999
4.400%, 5–19–26 (A)	3,000	3,096
Banco Santander S.A., 3.500%, 4–11–22	2,500	2,558
Bank of America Corp.:
2.625%, 4–19–21	2,000	2,009
2.503%, 10–21–22	2,000	1,974
3.124%, 1–20–23	3,000	3,033
4.200%, 8–26–24	6,000	6,225
3.875%, 8–1–25	1,500	1,552
6.300%, 12–29–49	2,000	2,242
Bank of Montreal, 2.100%, 12–12–19	6,500	6,514
Bank of New York Mellon Corp. (The):
2.500%, 4–15–21	2,000	2,016
2.200%, 8–16–23	4,000	3,878
Barclays plc:
3.684%, 1–10–23	2,000	2,052
4.836%, 5–9–28	3,000	3,067
BB&T Corp.:
2.050%, 5–10–21	5,500	5,456
2.750%, 4–1–22	3,000	3,044
Commonwealth Bank of Australia, 2.000%, 9–6–21 (A)	3,500	3,435
Danske Bank A.S., 2.700%, 3–2–22 (A)	5,000	5,031
Fifth Third Bank N.A., 2.250%, 6–14–21	2,500	2,492
Huntington Bancshares, Inc., 2.300%, 1–14–22	1,500	1,477
Lloyds Banking Group plc, 3.000%, 1–11–22	1,000	1,010
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9–13–21	6,500	6,405
Mizuho Financial Group, Inc., 2.273%, 9–13–21	4,000	3,936
Royal Bank of Canada:
1.625%, 4–15–19	1,000	996
2.350%, 10–30–20	4,000	4,017
2.500%, 1–19–21	4,000	4,027
4.650%, 1–27–26	1,000	1,072
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7–14–21	6,000	5,902
Swedbank AB, 2.800%, 3–14–22 (A)	7,000	7,091
Synchrony Bank, 3.000%, 6–15–22	2,750	2,737
U.S. Bancorp, 3.150%, 4–27–27	3,500	3,506
U.S. Bank N.A., 1.350%, 1–26–18	8,000	7,996
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	987
3.069%, 1–24–23	500	507
3.000%, 10–23–26	2,000	1,948
3.584%, 5–22–28	4,000	4,042
4.400%, 6–14–46	2,500	2,535
4.750%, 12–7–46	1,500	1,604
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,505
2.000%, 8–19–21	4,000	3,945

		133,921

Investment Banking & Brokerage – 4.2%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12–10–20	2,500	2,547
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	4,000	4,027
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	8,000	7,903
3.000%, 4–26–22	1,000	1,009
4.250%, 10–21–25	7,500	7,753
3.750%, 2–25–26	1,000	1,018
3.500%, 11–16–26	1,000	995
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps), 2.922%, 10–28–27 (B)	3,000	3,119
Merrill Lynch & Co., Inc., 6.400%, 8–28–17	5,969	6,011
Morgan Stanley:
2.625%, 11–17–21	4,000	3,994
4.875%, 11–1–22	2,000	2,171
3.875%, 1–27–26	7,000	7,207
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 2.553%, 10–24–23 (B)	3,500	3,561

		51,315

Life & Health Insurance – 2.7%
Aflac, Inc., 3.625%, 11–15–24	4,975	5,210
American Financial Group, Inc., 4.500%, 6–15–47	1,500	1,529
Athene Global Funding, 2.750%, 4–20–20 (A)	3,500	3,507
Brighthouse Financial, Inc., 3.700%, 6–22–27 (A)	3,000	2,954
New York Life Global Funding:
2.000%, 4–13–21 (A)	2,500	2,478
2.300%, 6–10–22 (A)	3,000	2,983
2.900%, 1–17–24 (A)	1,500	1,514
2.350%, 7–14–26 (A)	3,000	2,871
Principal Life Global Funding II:
2.625%, 11–19–20 (A)	3,500	3,525
3.000%, 4–18–26 (A)	4,000	3,943
Protective Life Global Funding, 2.262%, 4–8–20 (A)	2,500	2,498

		33,012

Other Diversified Financial Services – 4.4%
Citigroup, Inc.:
2.700%, 3–30–21	4,000	4,026
4.450%, 9–29–27	8,500	8,841
Citigroup, Inc. (3-Month U.S. LIBOR plus 148 bps), 2.632%, 9–1–23 (B)	5,000	5,093
JPMorgan Chase & Co.:
2.295%, 8–15–21	5,000	4,971
2.700%, 5–18–23	6,000	5,933
3.220%, 3–1–25	5,000	5,001
3.625%, 12–1–27	3,500	3,465
4.950%, 6–1–45	1,000	1,117
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	5,000	5,174
USAA Capital Corp., 2.450%, 8–1–20 (A)	10,030	10,118

		53,739

Property & Casualty Insurance – 1.5%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps), 1.475%, 1–10–20 (B)	1,500	1,508
Berkshire Hathaway, Inc.:
2.750%, 3–15–23	3,000	3,039
3.125%, 3–15–26	10,500	10,619
Old Republic International Corp., 3.875%, 8–26–26	3,000	2,999

		18,165

Regional Banks – 1.2%
First Republic Bank, 2.500%, 6–6–22	5,000	4,975
PNC Bank N.A.:
1.700%, 12–7–18	2,500	2,500
2.450%, 11–5–20	736	742
2.150%, 4–29–21	4,000	3,975
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3–6–19 (A)	2,000	2,000

		14,192

Specialized Finance – 1.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	2,108
5.450%, 6–15–23 (A)	6,000	6,510
6.020%, 6–15–26 (A)	1,500	1,653
8.100%, 7–15–36 (A)	2,500	3,145
Siemens Financieringsmaatschappij N.V. (3-Month U.S. LIBOR plus 61 bps), 1.860%, 3–16–22 (A)(B)	4,250	4,290

		17,706

Total Financials – 32.1%		394,472
Health Care
Biotechnology – 0.7%
Amgen, Inc.:
6.150%, 6–1–18	411	428
5.700%, 2–1–19	2,000	2,120
2.200%, 5–11–20	3,500	3,517
2.250%, 8–19–23	3,000	2,908

		8,973

Health Care Services – 0.8%
Cardinal Health, Inc.:
3.079%, 6–15–24	2,500	2,505
4.368%, 6–15–47	1,500	1,544
Quest Diagnostics, Inc., 3.450%, 6–1–26	5,500	5,511

		9,560

Health Care Supplies – 1.9%
Abbott Laboratories:
2.900%, 11–30–21	3,000	3,029
3.400%, 11–30–23	2,000	2,047
Medtronic Global Holdings SCA, 3.350%, 4–1–27	3,000	3,059
Medtronic, Inc., 4.375%, 3–15–35	8,288	9,119
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9–23–21	6,000	5,929

		23,183

Pharmaceuticals – 0.9%
AbbVie, Inc., 4.500%, 5–14–35	5,600	5,912
AstraZeneca plc, 3.375%, 11–16–25	3,000	3,065
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3–15–21	2,000	2,066

		11,043

Total Health Care – 4.3%		52,759
Industrials
Aerospace & Defense – 2.4%
BAE Systems Finance, Inc., 7.500%, 7–1–27 (A)	600	786
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	5,216
3.850%, 12–15–25 (A)	4,800	4,995
4.750%, 10–7–44 (A)	2,000	2,169
Boeing Co. (The), 1.650%, 10–30–20	2,500	2,477
General Dynamics Corp., 1.875%, 8–15–23	5,000	4,817
Northrop Grumman Corp., 3.200%, 2–1–27	5,000	5,035
Rockwell Collins, Inc., 2.800%, 3–15–22	3,500	3,532

		29,027

Air Freight & Logistics – 0.8%
Fedex Corp., 4.400%, 1–15–47	3,000	3,090
FedEx Corp.:
3.250%, 4–1–26	4,000	4,035
4.750%, 11–15–45	3,000	3,244

		10,369

Airlines – 0.8%
Air Lease Corp., 3.625%, 4–1–27	1,500	1,500
Aviation Capital Group Corp., 2.875%, 1–20–22 (A)	2,000	1,993
Sydney Airport Finance, 3.625%, 4–28–26 (A)	6,000	6,046

		9,539

Building Products – 0.5%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 12–15–21	5,852	6,079

Electrical Components & Equipment – 0.2%
Arrow Electronics, Inc., 3.875%, 1–12–28	2,000	1,991

Environmental & Facilities Services – 0.9%
Republic Services, Inc.:
3.800%, 5–15–18	4,000	4,071
2.900%, 7–1–26	3,000	2,941
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5–15–23	4,000	3,947

		10,959

Industrial Conglomerates – 1.3%
General Electric Capital Corp.:
6.000%, 8–7–19	1,432	1,556
2.342%, 11–15–20	7,787	7,849
General Electric Co., 2.700%, 10–9–22	2,000	2,034
Honeywell International, Inc., 1.850%, 11–1–21	5,000	4,919

		16,358

Industrial Machinery – 0.2%
Parker Hannifin Corp., 3.250%, 3–1–27 (A)	2,000	2,021

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.400%, 9–1–24	2,275	2,368

Trucking – 0.2%
United Parcel Service, Inc., 2.400%, 11–15–26	3,000	2,898

Total Industrials – 7.5%		91,609
Information Technology
Application Software – 0.2%
NVIDIA Corp., 2.200%, 9–16–21	3,000	2,966

Communications Equipment – 0.3%
L-3 Communications Corp., 3.850%, 12–15–26	4,000	4,124

Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp., 5.250%, 12–1–17 (A)	8,428	8,491
Visa, Inc.:
2.800%, 12–14–22	4,000	4,072
3.150%, 12–14–25	3,000	3,046

		15,609

Electronic Components – 0.4%
Amphenol Corp., 3.200%, 4–1–24	2,500	2,525
Maxim Integrated Products, Inc., 3.450%, 6–15–27	2,500	2,473

		4,998

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc., 5.625%, 12–15–20	2,480	2,682

Home Entertainment Software – 0.7%
Activision Blizzard, Inc.:
2.300%, 9–15–21	4,000	3,974
2.600%, 6–15–22	3,000	2,991
3.400%, 6–15–27	1,000	995

		7,960

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc., 4.600%, 4–6–27	3,500	3,677

Semiconductors – 1.9%
Intel Corp.:
3.100%, 7–29–22	4,000	4,144
2.875%, 5–11–24	6,000	6,021
Micron Technology, Inc., 7.500%, 9–15–23	3,133	3,505
QUALCOMM, Inc.:
2.100%, 5–20–20	2,000	2,009
2.900%, 5–20–24	5,000	4,988
4.300%, 5–20–47	3,000	3,063

		23,730

Systems Software – 1.1%
CA, Inc., 5.375%, 12–1–19	6,195	6,504
Microsoft Corp.:
2.650%, 11–3–22	3,000	3,042
2.000%, 8–8–23	1,500	1,462
2.875%, 2–6–24	2,000	2,032

		13,040

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc., 2.500%, 2–9–25	2,500	2,445
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.250%, 3–1–22 (A)	1,250	1,271

		3,716

Total Information Technology – 6.7%		82,502
Materials
Specialty Chemicals – 0.6%
Methanex Corp., 5.250%, 3–1–22	6,500	6,849
Sherwin-Williams Co. (The), 3.125%, 6–1–24	1,000	1,005

		7,854

Total Materials – 0.6%		7,854
Real Estate
Health Care REITs – 0.5%
Health Care REIT, Inc., 4.000%, 6–1–25	5,700	5,894

Industrial REITs – 0.6%
Aircastle Ltd.:
5.500%, 2–15–22	4,909	5,351
5.000%, 4–1–23	1,660	1,772

		7,123

Retail REITs – 0.3%
Brixmor Operating Partnership L.P., 3.650%, 6–15–24	2,250	2,213
DDR Corp., 4.700%, 6–1–27	1,500	1,503

		3,716

Specialized REITs – 0.3%
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,952
5.250%, 1–15–23	844	938

		3,890

Total Real Estate – 1.7%		20,623
Telecommunication Services
Integrated Telecommunication Services – 1.5%
AT&T, Inc.:
2.300%, 3–11–19	1,000	1,006
3.600%, 2–17–23	1,000	1,023
3.800%, 3–1–24	2,500	2,562
3.400%, 5–15–25	1,500	1,475

Verizon Communications, Inc.:
2.625%, 8–15–26	10,500	9,682
4.812%, 3–15–39 (A)	2,797	2,831

		18,579

Wireless Telecommunication Service – 2.3%
American Tower Corp., 3.125%, 1–15–27	13,500	12,959
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	2,048
3.663%, 5–15–25 (A)	4,000	4,088
Sprint Spectrum L.P., 3.360%, 9–20–21 (A)	9,000	9,079

		28,174

Total Telecommunication Services – 3.8%		46,753
Utilities
Electric Utilities – 1.6%
Commonwealth Edison Co., 3.650%, 6–15–46	2,500	2,438
Edison International:
2.125%, 4–15–20	1,000	1,001
2.950%, 3–15–23	5,000	5,049
Kansas City Power & Light Co., 6.375%, 3–1–18	6,500	6,687
MidAmerican Energy Co., 3.950%, 8–1–47	1,000	1,035
Sierra Pacific Power Co., 2.600%, 5–1–26	4,000	3,861

		20,071

Multi-Utilities – 2.1%
Dominion Resources, Inc.:
2.750%, 1–15–22	1,000	1,005
2.850%, 8–15–26	2,000	1,907
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,466
3.750%, 6–1–45	9,000	8,966
Duke Energy Indiana LLC, 3.750%, 5–15–46	1,000	989
NorthWestern Corp., 6.340%, 4–1–19	5,600	6,000
Public Service Electric and Gas Co., 2.250%, 9–15–26	3,500	3,303

		25,636

Water Utilities – 0.3%
California Water Service Co., 5.875%, 5–1–19	3,000	3,173

Total Utilities – 4.0%		48,880

TOTAL CORPORATE DEBT SECURITIES – 82.5%		$1,013,185
(Cost: $1,000,549)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index), 3.201%, 3–25–35 (B)	2,741	888
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index), 3.370%, 2–25–34 (B)	501	38
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index), 3.302%, 3–25–34 (B)	600	23

		949

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$949
(Cost: $3,835)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	$3,985	4,173

New York – 0.7%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8–1–26	3,000	2,875
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	3,932	5,412

		8,287

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12–1–46	5,500	5,606

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7–15–22	3,075	3,308

TOTAL MUNICIPAL BONDS – TAXABLE – 1.7%		$21,374
(Cost: $19,706)

OTHER GOVERNMENT SECURITIES (D)
Canada – 1.0%
Province de Quebec, 7.140%, 2–27–26 (E)	$9,365	11,989

Spain – 0.1%
Telefonica Emisiones S.A.U., 4.103%, 3–8–27	2,000	2,067

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$14,056
(Cost: $11,559)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	8,060

Mortgage-Backed Obligations – 7.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.790%, 6–25–22	2,000	2,034
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps), 5.045%, 7–25–44 (A)(B)	10,300	10,534
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index), 4.573%, 12–25–48 (A)(B)	5,837	6,185
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.490%, 12–25–44 (A)(B)	17,760	18,897
4.400%, 1–25–45 (A)(B)	4,500	4,768
4.752%, 11–25–46 (A)(B)	8,250	8,873
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index), 4.395%, 7–25–48 (A)(B)	8,650	8,699
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	5,100	5,217
2.640%, 6–1–22	2,883	2,945
3.360%, 12–1–22	1,915	1,997
2.630%, 2–1–23	2,881	2,911
2.357%, 3–1–23	3,576	3,619
3.320%, 8–1–24	2,754	2,888
2.390%, 6–1–25	2,815	2,842

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,636	4,686
4.950%, 4–1–19	1,795	1,885
2.759%, 4–1–22	5,200	5,337
2.705%, 4–1–23	1,609	1,638

		95,955

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 8.5%		$104,015
(Cost: $104,086)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.1%
U.S. Treasury Bonds, 3.000%, 11–15–44	3,710	3,834
U.S. Treasury Notes:
2.750%, 2–28–18	4,000	4,039
1.500%, 5–15–20	3,000	2,997
1.875%, 4–30–22	2,000	1,999
2.000%, 8–15–25	19	18

		12,887

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$12,887
(Cost: $13,160)

SHORT-TERM SECURITIES
Commercial Paper (F) – 1.5%
Hewlett Packard Enterprise Corp., 1.120%, 7–27–17	8,000	7,993
J.M. Smucker Co. (The), 1.310%, 7–5–17	5,000	4,999
Kroger Co. (The), 1.300%, 7–3–17	2,198	2,198
Wisconsin Electric Power Co., 1.230%, 7–6–17	4,000	3,999

		19,189

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	3,071	3,071

Municipal Obligations – 0.1%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps), 0.920%, 7–7–17 (C)	1,150	1,150

TOTAL SHORT-TERM SECURITIES – 1.9%		$23,410
(Cost: $23,409)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,216,983
(Cost: $1,203,029)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		11,184

NET ASSETS – 100.0%		$1,228,167

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $242,843 or 19.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(F)	Rate shown is the yield to maturity at June 30, 2017.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$547	$—	$—
Asset-Backed Securities	—	26,560	—
Corporate Debt Securities	—	1,013,185	—
Mortgage-Backed Securities	—	949	—
Municipal Bonds	—	21,374	—
Other Government Securities	—	14,056	—
United States Government Agency Obligations	—	104,015	—
United States Government Obligations	—	12,887	—
Short-Term Securities	—	23,410	—
Total	$547	$1,216,436	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,203,029

Gross unrealized appreciation	24,821
Gross unrealized depreciation	(10,867)

Net unrealized appreciation	$13,954

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile, 1.200%, 7–18–17	$8,000	$8,000
Banco del Estado de Chile (1-Month LIBOR plus 13 bps), 1.340%, 7–18–17 (A)	12,000	12,000
Banco del Estado de Chile (1-Month LIBOR plus 21 bps), 1.420%, 7–18–17 (A)	11,000	11,000
Bank of America N.A. (1-Month LIBOR plus 18 bps), 1.300%, 7–10–17 (A)	25,000	25,000
Wells Fargo Bank N.A. (1-Month LIBOR plus 10 bps), 1.180%, 7–4–17 (A)	20,000	20,000

Total Certificate Of Deposit – 5.4%		76,000
Commercial Paper (B)
Army & Air Force Exchange Service, 1.140%, 7–3–17	25,000	24,998
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
1.151%, 7–6–17	15,000	14,998
1.430%, 8–28–17	15,000	14,965
J.M. Smucker Co. (The), 1.310%, 7–5–17	13,700	13,698
Kroger Co. (The), 1.300%, 7–3–17	13,800	13,799
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
1.180%, 7–17–17	25,000	24,986
1.220%, 7–24–17	32,000	31,974
1.210%, 8–7–17	2,200	2,197
1.340%, 9–21–17	10,000	9,969
Mondelez International, Inc., 1.330%, 7–3–17	13,800	13,799
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 1.260%, 7–31–17	53,280	53,222
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 1.280%, 7–31–17	14,723	14,707
Rockwell Automation, Inc., 1.400%, 7–10–17	30,000	29,991
Sonoco Products Co., 1.330%, 7–3–17	13,810	13,809
Wisconsin Electric Power Co., 1.230%, 7–6–17	6,441	6,440
Wisconsin Gas LLC, 1.190%, 7–6–17	45,000	44,992

Total Commercial Paper – 23.4%		328,544
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (A)	48,381	48,381

Total Master Note – 3.4%		48,381
Notes
Banco del Estado de Chile (1-Month U.S. LIBOR plus 23 bps), 1.450%, 7–22–17 (A)	15,000	15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 24 bps), 1.450%, 7–22–17 (A)	20,000	20,000
Bank of Montreal (1-Month U.S. LIBOR plus 19 bps), 1.350%, 7–15–17 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 34 bps), 1.480%, 7–14–17 (A)	15,000	15,000

Bank of Montreal (1-Month U.S. LIBOR plus 43 bps), 1.550%, 7–9–17 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 10 bps), 1.320%, 7–29–17 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 51 bps), 1.590%, 7–5–17 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 38 bps), 1.430%, 7–1–17 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 15 bps), 1.360%, 7–20–17 (A)	15,000	15,000
Citibank N.A. (1-Month U.S. LIBOR plus 11 bps), 1.330%, 7–29–17 (A)	25,000	25,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 26 bps), 1.470%, 7–20–17 (A)	30,000	30,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 10bps), 1.470%, 7–13–17 (A)	20,000	20,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 18bps), 1.390%, 7–20–17	15,000	15,000
Toronto-Dominion Bank (3-Month U.S. LIBOR plus 50bps), 1.700%, 9–1–17 (A)	15,000	15,000
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 35 bps), 1.430%, 7–7–17 (A)	25,000	25,000
Wells Fargo Bank N.A. (1-Month LIBOR plus 19 bps), 1.270%, 7–7–17 (A)	10,000	10,000
Wells Fargo Bank N.A. (3-Month U.S. LIBOR plus 35bps), 1.530%, 8–16–17 (A)	10,000	10,000

Total Notes – 20.6%		290,000

TOTAL CORPORATE OBLIGATIONS – 52.8%		$742,925
(Cost: $742,925)

MUNICIPAL OBLIGATIONS
California – 1.0%
University of California, 1.220%, 8–14–17	12,950	12,930

Colorado – 1.5%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps), 0.960%, 7–7–17 (A)	12,785	12,785
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps), 0.930%, 7–7–17 (A)	7,200	7,200
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps), 1.250%, 7–7–17 (A)	1,500	1,500

		21,485

Georgia – 0.9%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank), 1.250%, 7–25–17	12,007	12,007

Illinois – 1.0%
Chicago, IL, Multi-Fam Hsng Rev Bonds (North Larrabee Ltd. Partnership Proj), Ser 2001A (GTD by Harris Trust and Savings Bank) (BVAL plus 27 bps), 0.950%, 7–7–17 (A)	3,745	3,745

Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 23 bps), 0.930%, 7–6–17 (A)	3,745	3,745
IL Fin Auth, Var Rate Demand Rev Bonds (North Park Univ Proj), Ser 2005 (GTD by JPMorgan Chase BankN.A.) (BVAL plus 22 bps), 0.900%, 7–7–17 (A)	2,000	2,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 12 bps), 0.930%, 7–7–17 (A)	5,245	5,245

		14,735

Kansas – 0.4%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 0.950%, 7–1–17 (A)	5,000	5,000

Louisiana – 2.8%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps), 0.920%, 7–7–17 (A)	3,000	3,000
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 9.7 bps), 0.990%, 7–1–17 (A)	19,800	19,800
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps), 0.910%, 7–7–17 (A)	8,505	8,505
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.) (BVAL plus 18 bps), 0.910%, 7–1–17 (A)	7,500	7,500

		38,805

Michigan – 0.1%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 0.990%, 7–1–17 (A)	2,000	2,000

Minnesota – 2.2%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.) (BVAL plus 25 bps), 1.200%, 7–7–17 (A)	31,295	31,295

Mississippi – 2.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps), 0.970%, 7–1–17 (A)	39,100	39,100

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps), 1.200%, 7–7–17 (A)	7,300	7,300

Nebraska – 0.9%
Lancaster Cnty, NE, Hosp Auth, Hosp Rev Rfdg Bonds (Bryan LGH Med Ctr), Ser 2008B-1 (GTD by U.S. Bank N.A.) (BVAL plus 20 bps), 0.950%, 7–1–17 (A)	12,790	12,790

New Jersey – 0.2%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps), 0.880%, 7–7–17 (A)	3,200	3,200

New York – 10.6%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2015GR-2A (GTD by Bank of Montreal), 1.250%, 7–21–17	55,625	55,625
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)) (BVAL plus 20 bps), 1.130%, 7–7–17 (A)	10,000	10,000
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 18 bps), 0.940%, 7–7–17 (A)	3,000	3,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2015A-1 (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (A)	36,400	36,400
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (A)	4,500	4,500
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps), 0.930%, 7–7–17 (A)	1,655	1,655
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (A)	1,500	1,500
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps), 1.200%, 7–7–17 (A)	24,700	24,700
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (A)	3,100	3,100
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (A)	1,850	1,850
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps), 0.910%, 7–7–17 (A)	6,300	6,300

		148,630

Ohio – 0.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (A)	8,900	8,900

Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (A)	200	200

		9,100

Pennsylvania – 0.5%
EPC - Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1-Week U.S. LIBOR plus 10 bps), 1.220%, 7–7–17 (A)	6,855	6,855

South Carolina – 1.1%
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps), 0.900%, 7–7–17 (A)	2,000	2,000
SC Pub Svc Auth, Rev Notes, Ser 2017DD (GTD by Bank of America N.A.), 1.310%, 7–19–17	13,613	13,613

		15,613

Tennessee – 0.6%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.) (BVAL plus 21 bps), 0.910%, 7–7–17 (A)	8,160	8,160

Texas – 1.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps), 0.920%, 7-7-17 (A)	2,940	2,940
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds, Ser 2005 (GTD by Air Products and Chemicals, Inc.) (BVAL plus 23 bps), 0.990%, 7–1–17 (A)	16,700	16,700

		19,640

Virginia – 0.0%
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 8-A2 (GTD by Bank of America N.A.), 1.170%, 7–6–17	320	320

Wisconsin – 0.2%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps), 0.920%, 7–7–17 (A)	3,400	3,400

Wyoming – 1.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.) (BVAL plus 19 bps), 0.970%, 7–1–17 (A)	16,300	16,300

TOTAL MUNICIPAL OBLIGATIONS – 30.5%		$428,665
(Cost: $428,665)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 16.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.070%, 7–7–17 (A)	66,853	66,853
1.080%, 7–7–17 (A)	59,864	59,864
1.090%, 7–7–17 (A)	46,075	46,075
1.100%, 7–7–17 (A)	49,791	49,791
1.150%, 7–7–17 (A)	13,202	13,202

		235,785

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 16.7%		$235,785
(Cost: $235,785)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS
California – 0.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 0.970%, 7–7–17 (A)	1,425	1,425

Minnesota – 0.1%
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8bps), 0.900%, 7–7–17 (A)	1,910	1,910

New York – 1.2%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps), 0.970%, 7–7–17 (A)	16,900	16,900

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS – 1.4%		$20,235
(Cost: $20,235)

TOTAL INVESTMENT SECURITIES – 101.4%		$1,427,610
(Cost: $1,427,610)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(19,896)

NET ASSETS – 100.0%		$1,407,714

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$742,925	$—
Municipal Obligations	—	428,665	—
United States Government and Government Agency Obligations	—	235,785	—
United States Government and Government Agency Obligations Backed Municipal Obligations	—	20,235	—
Total	$—	$1,427,610	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,427,610

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 1.4%
Alupar Investimento S.A.	648	$3,495
Transmissora Alianca de Energia Eletrica S.A.	541	3,628

		7,123

Total Brazil – 1.4%		$7,123
Chile
Utilities – 0.5%
Aguas Andinas S.A.	3,909	2,293

Total Chile – 0.5%		$2,293
Panama
Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	188	5,139

Total Panama – 1.0%		$5,139
United Kingdom
Energy – 1.4%
Royal Dutch Shell plc, Class A	261	6,931
Seadrill Partners LLC	107	362

		7,293

Total United Kingdom – 1.4%		$7,293
United States
Information Technology – 1.0%
Intel Corp.	151	5,089

Utilities – 0.6%
PPL Corp.	84	3,252

Total United States – 1.6%		$8,341

TOTAL COMMON STOCKS – 5.9%		$30,189
(Cost: $33,190)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 2.2%
Pan American Energy LLC:
7.875%, 5–7–21	$1,650	1,802
7.875%, 5–7–21 (A)	4,000	4,370
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)	3,900	4,179
8.500%, 3–23–21 (A)	750	834

		11,185

Total Argentina – 2.2%		$11,185
Austria
Consumer Staples – 0.4%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2–5–23 (A)	1,525	1,330
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (A)	1,050	995

		2,325

Total Austria – 0.4%		$2,325
Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (A)(B)	735	—	*

Financials – 0.1%
Banco Cruzeiro do Sul S.A. 8.500%, 2–20–15 (B)	7,500	376

Materials – 2.1%
Suzano Trading Ltd. 5.875%, 1–23–21 (A)	7,450	7,897
Vale Overseas Ltd.:
4.625%, 9–15–20	1,600	1,655
6.250%, 8–10–26	1,425	1,537

		11,089

Total Brazil – 2.2%		$11,465
British Virgin Islands
Energy – 0.3%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)	1,596	1,548
5.250%, 7–30–18	224	217

		1,765

Total British Virgin Islands – 0.3%		$1,765

Canada
Financials – 0.8%
Bank of Montreal 1.800%, 7–31–18		3,400	3,405
Royal Bank of Canada 2.500%, 1–19–21		750	755

			4,160

Total Canada – 0.8%			$4,160
Cayman Islands
Telecommunication Services – 0.8%
Sable International Finance Ltd. 6.875%, 8–1–22 (A)		3,600	3,888

Total Cayman Islands – 0.8%			$3,888
Chile
Industrials – 1.5%
Guanay Finance Ltd. 6.000%, 12–15–20 (A)		3,292	3,372
LATAM Airlines Group S.A. 7.250%, 6–9–20 (A)		4,300	4,542

			7,914

Materials – 2.4%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)		10,450	10,541
4.375%, 5–15–23 (A)		1,600	1,657

			12,198

Total Chile – 3.9%			$20,112
China
Information Technology – 0.5%
Alibaba Group Holding Ltd. 1.625%, 11–28–17		2,750	2,748

Total China – 0.5%			$2,748
Columbia
Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2–19–23 (A)		1,500	1,578

Utilities – 2.6%
Emgesa S.A. E.S.P. 8.750%, 1–25–21 (C)	COP	20,786,000	7,111
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)		18,938,000	6,395

			13,506

Total Columbia – 2.9%			$15,084
France
Financials – 0.5%
BNP Paribas S.A. 7.625%, 12–29–49 (A)		$2,300	2,530

Total France – 0.5%			$2,530
Hong Kong
Telecommunication Services – 0.4%
Hutchison Whampoa Ltd. 1.625%, 10–31–17 (A)		2,000	1,995

Total Hong Kong – 0.4%			$1,995
India
Industrials – 0.7%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (A)		3,500	3,533

Materials – 0.5%
Vedanta Resources plc 6.375%, 7–30–22 (A)		2,700	2,709

Utilities – 0.1%
Tata Electric Co. 8.500%, 8–19–17		200	201

Total India – 1.3%			$6,443

Indonesia
Financials – 0.2%
Bank Rakyat Indonesia 2.950%, 3–28–18	905	907

Total Indonesia – 0.2%		$907
Ireland
Financials – 0.5%
MTS International Funding Ltd. 5.000%, 5–30–23 (A)	2,400	2,456

Industrials – 0.2%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (C)	RUB68,000	1,150

Telecommunication Services – 0.5%
Mobile TeleSystems OJSC 5.000%, 5–30–23	$2,300	2,353

Total Ireland – 1.2%		$5,959
Jamaica
Telecommunication Services – 0.2%
Digicel Group Ltd. 6.000%, 4–15–21 (A)	1,000	959

Total Jamaica – 0.2%		$959
Luxembourg
Consumer Discretionary – 0.7%
Altice S.A. 7.625%, 2–15–25 (A)	3,350	3,685

Financials – 1.2%
OJSC Russian Agricultural Bank 5.100%, 7–25–18 (A)	6,200	6,336

Information Technology – 1.0%
BC Luxco 1 S.A. 7.375%, 1–29–20 (A)	4,815	4,935

Total Luxembourg – 2.9%		$14,956
Mexico
Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V. 4.875%, 6–30–20 (A)	2,200	2,350

Financials – 0.7%
Banco Santander S.A. 4.125%, 11–9–22 (A)	2,000	2,083
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (A)	1,500	1,538

		3,621

Materials – 3.3%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps) 5.573%, 12–29–49 (A)(D)	5,000	4,600
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)	8,100	8,525
7.250%, 1–15–21 (A)	3,750	3,971

		17,096

Total Mexico – 4.5%		$23,067
Netherlands
Consumer Discretionary – 1.6%
Myriad International Holdings B.V.:
6.375%, 7–28–17 (A)	2,750	2,751
6.000%, 7–18–20 (A)	250	270
VTR Finance B.V. 6.875%, 1–15–24 (A)	4,802	5,090

		8,111

Consumer Staples – 0.5%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)	1,000	1,021
8.000%, 6–8–23 (A)	1,800	1,828

		2,849

Energy – 1.2%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20	3,500	3,570
8.375%, 5–23–21	2,200	2,463

		6,033

Materials – 0.8%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.) 5.750%, 7–17–24 (A)	4,600	3,896

Telecommunication Services – 0.4%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (A)(C)	RUB120,000	2,027

Utilities – 0.4%
Majapahit Holding B.V. 7.750%, 1–20–20 (A)	$2,000	2,235

Total Netherlands – 4.9%		$25,151
Norway
Energy – 0.3%
Aker BP ASA 6.000%, 7–1–22 (A)	1,400	1,442

Total Norway – 0.3%		$1,442
Peru
Financials – 0.1%
BBVA Banco Continental S.A. 3.250%, 4–8–18	500	506

Real Estate – 0.7%
InRetail Shopping Malls 5.250%, 10–10–21 (A)	3,600	3,717

Total Peru – 0.8%		$4,223
Qatar
Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (A)	1,131	1,169

Total Qatar – 0.2%		$1,169
Russia
Materials – 0.6%
Uralkali Finance Ltd. 3.723%, 4–30–18 (A)	3,000	3,020

Total Russia – 0.6%		$3,020
Singapore
Consumer Staples – 2.6%
Olam International Ltd.:
5.750%, 9–20–17	3,300	3,314
7.500%, 8–12–20	9,150	9,954

		13,268

Total Singapore – 2.6%		$13,268
Spain
Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49	4,400	4,598

Total Spain – 0.9%		$4,598
United Arab Emirates
Financials – 0.9%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	1,500	1,560
3.500%, 3–18–20 (A)	2,875	2,923

		4,483

Total United Arab Emirates – 0.9%		$4,483
United Kingdom
Consumer Staples – 0.5%
BAT International Finance plc 1.850%, 6–15–18 (A)	1,000	1,000
Imperial Tobacco Finance plc 3.750%, 7–21–22 (A)	1,750	1,822

		2,822

Financials – 5.4%
Barclays plc 8.250%, 12–29–49	4,100	4,346
HSBC Holdings plc 5.625%, 12–29–49	3,100	3,167
Industrial and Commercial Bank of China Ltd. 2.250%, 12–21–18	2,000	1,999
State Bank of India:
4.125%, 8–1–17 (A)	2,400	2,403
3.250%, 4–18–18 (A)	11,825	11,924
3.622%, 4–17–19 (A)	3,600	3,663

		27,502

Total United Kingdom – 5.9%		$30,324
United States
Consumer Staples – 1.3%
Anheuser-Busch InBev S.A./N.V. 2.650%, 2–1–21	2,000	2,026

Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 2.200%, 8–1–18	2,800	2,817
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	1,700	1,743

		6,586

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (A)	2,760	2,856

Financials – 2.7%
BBVA Bancomer S.A. 6.500%, 3–10–21 (A)	1,350	1,487
Citigroup, Inc. 8.400%, 4–29–49	3,675	3,877
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (A)	1,500	1,535
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) 3.000%, 9–25–17	3,600	3,610
Wells Fargo & Co. 7.980%, 3–29–49	3,475	3,622

		14,131

Health Care – 0.5%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	300	313
4.500%, 1–15–23 (A)	2,250	2,363

		2,676

Industrials – 1.3%
BAE Systems Holdings, Inc. 2.850%, 12–15–20 (A)	1,750	1,774
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7–15–22	4,606	4,744

		6,518

Information Technology – 2.1%
Alliance Data Systems Corp. 5.250%, 12–1–17 (A)	5,550	5,592
L-3 Communications Corp. 5.200%, 10–15–19	2,225	2,375
Micron Technology, Inc. 5.875%, 2–15–22	2,850	2,982

		10,949

Materials – 1.1%
BakerCorp International, Inc. 8.250%, 6–1–19	2,100	1,822
Hillman Group, Inc. (The) 6.375%, 7–15–22 (A)	3,777	3,626

		5,448

Real Estate – 1.2%
Aircastle Ltd. 4.625%, 12–15–18	5,865	6,054

Telecommunication Services – 3.1%
American Tower Corp. 3.400%, 2–15–19	5,100	5,207
T-Mobile USA, Inc. 6.000%, 3–1–23	8,120	8,594
Verizon Communications, Inc. 2.625%, 2–21–20	2,307	2,338

		16,139

Total United States – 13.9%		$71,357

TOTAL CORPORATE DEBT SECURITIES – 56.2%		$288,583
(Cost: $302,571)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 3.4%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (A)	$850	880
Province of Buenos Aires 9.950%, 6–9–21	5,454	6,217
Republic of Argentina 6.875%, 4–22–21	9,650	10,340

		17,437

Brazil – 1.9%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5–9–24 (A)	2,200	2,150

Federative Republic of Brazil 4.875%, 1–22–21	7,100	7,441

		9,591

Columbia – 1.1%
Republic of Colombia 4.375%, 7–12–21	5,150	5,480

Indonesia – 1.0%
Republic of Indonesia 3.750%, 4–25–22 (A)	5,150	5,290

Luxembourg – 0.5%
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (A)	2,550	2,619

Mexico – 1.0%
United Mexican States 3.625%, 3–15–22	5,150	5,341

Qatar – 0.7%
Qatar Government Bond 2.375%, 6–2–21 (A)	4,000	3,901

Russia – 0.6%
Russian Federation 3.500%, 1–16–19 (A)	3,000	3,052

Saudi Arabia – 0.3%
Saudi Arabia Government Bond 2.375%, 10–26–21 (A)	1,500	1,476

South Africa – 1.0%
Republic of South Africa 5.500%, 3–9–20	4,700	4,981

Turkey – 0.4%
Turkey Government Bond 5.125%, 3–25–22	2,000	2,076

United States – 0.1%
Republic of Argentina 5.625%, 1–26–22	500	512

TOTAL OTHER GOVERNMENT SECURITIES – 12.0%		$61,756
(Cost: $60,918)

LOANS (D)
United States
Energy – 0.1%
Empresas ICA S.A. 9.300%, 6–20–17 (F)	$1,883	659

Industrials – 1.4%
TransDigm, Inc. (ICE LIBOR plus 300 bps):
4.226%, 2–28–20	1,276	1,276
4.296%, 2–28–20	5,834	5,830

		7,106

Materials – 0.4%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps) 4.250%, 2–7–20	1,969	1,879

Total United States – 1.9%		$9,644
		9,644

TOTAL LOANS – 1.9%		$9,644
(Cost: $10,923)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 4.000%, 2–15–24 (A)(G)	$50	1
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index) 3.481%, 5–25–45 (A)(H)	1,000	1,023
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 4.500%, 10–1–35	478	513

		1,537

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,537
(Cost: $1,489)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 22.0%
U.S. Treasury Bonds 2.250%, 11-15-25	11,900	11,901
U.S. Treasury Notes:
0.750%, 9-30-18	10,000	9,931
0.875%, 5-15-19	6,000	5,945
1.500%, 4-15-20	11,000	10,992
3.500%, 5-15-20	7,810	8,239
2.625%, 11-15-20	17,000	17,544
2.125%, 8-15-21	12,700	12,878
1.250%, 10-31-21	5,800	5,664
1.750%, 11-30-21	5,600	5,585
1.750%, 5-15-22	19,250	19,142
1.500%, 8-15-26	5,800	5,426

		113,247

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.0%		$113,247
(Cost: $112,631)

SHORT-TERM SECURITIES
Commercial Paper (I) – 0.9%
Kroger Co. (The) 1.300%, 7-3-17	$3,453	3,453
PACCAR Financial Corp. (GTD by PACCAR, Inc.) 1.160%, 7-17-17	1,250	1,249

		4,702

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7-5-17 (H)	915	915

TOTAL SHORT-TERM SECURITIES – 1.1%		$5,617
(Cost: $5,617)

TOTAL INVESTMENT SECURITIES – 99.4%		$510,573
(Cost: $527,339)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,268

NET ASSETS – 100.0%		$513,841

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $192,635 or 37.4% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso and RUB - Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Rate shown is the yield to maturity at June 30, 2017.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	5,632	U.S. Dollar	7,140	7–24–17	Barclays Capital, Inc.	$—	$200

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$30,189	$—	$—
Corporate Debt Securities	—	288,583	—
Other Government Securities	—	61,756	—
Loans	—	8,985	659
United States Government Agency Obligations	—	1,537	—
United States Government Obligations	—	113,247	—
Short-Term Securities	—	5,617	—
Total	$30,189	$479,725	$659
Liabilities
Forward Foreign Currency Contracts	$—	$200	$—

During the period ended June 30, 2017, there were no transfers between any Levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$527,339

Gross unrealized appreciation	14,597
Gross unrealized depreciation	(31,362)

Net unrealized depreciation	$(16,765)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 10.3%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,295
3.460%, 2–22–33	3,500	3,596
Federal Home Loan Bank, 2.500%, 4–27–26	5,000	4,875
Tennessee Valley Authority, 2.875%, 2–1–27	5,000	5,118
U.S. Department of Transportation, 6.001%, 12–7–21 (A)	6,000	6,997

		25,881

Mortgage-Backed Obligations – 41.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	316	321
2.790%, 6–25–22	7,250	7,372
5.000%, 5–15–23	1,291	1,371
3.000%, 10–15–36	4,127	4,221
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 68 bps), 4.186%, 12–25–20 (B)	4,000	4,280
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 1–1–33	4,693	4,783
4.000%, 10–1–44	2,990	3,146
3.000%, 4–15–46	3,735	3,802
3.000%, 4–15–53	4,537	4,510
Federal National Mortgage Association Agency REMIC/CMO:
2.640%, 6–1–22	1,447	1,478
3.020%, 1–1–23	1,190	1,235
2.630%, 2–1–23	2,060	2,082
2.357%, 3–1–23	2,699	2,731
2.390%, 6–1–25	2,064	2,083
3.360%, 7–1–25	2,613	2,721
4.000%, 3–25–33	1,960	2,087
2.000%, 4–25–39	2,718	2,712
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	7,766	7,858
2.580%, 5–1–19	6,520	6,599
5.380%, 11–1–20	517	517
4.381%, 6–1–21	6,876	7,397
2.705%, 4–1–23	965	983
3.500%, 8–1–26	2,006	2,092
4.000%, 12–1–31	1,797	1,909
5.500%, 12–1–34	555	622
3.500%, 4–25–37	3,478	3,600
6.000%, 4–1–39	639	719
4.500%, 2–1–44	3,300	3,607
4.000%, 10–1–44	3,322	3,493
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	132	135
2.000%, 3–16–42	12,450	12,343

		102,809

United States Government Agency Obligations – 2.1%
Overseas Private Investment Corp. (GTD by U.S. Government), 5.142%, 12–15–23	2,484	2,725
Ukraine Government AID Bond, 1.844%, 5–16–19	2,500	2,519

		5,244

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 53.4%		$133,934
(Cost: $133,967)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 42.0%
U.S. Treasury Bonds:
9.000%, 11–15–18	8,000	8,836
5.250%, 2–15–29	3,000	3,875
3.500%, 2–15–39	1,000	1,131
2.750%, 11–15–42	5,000	4,947
2.500%, 2–15–45	2,500	2,337
2.500%, 2–15–46	2,500	2,331
2.250%, 8–15–46	4,000	3,528
U.S. Treasury Notes:
1.000%, 3–15–18	5,000	4,992
3.625%, 8–15–19	6,000	6,278
1.625%, 3–15–20	1,000	1,003
1.375%, 9–30–20	4,000	3,970
1.125%, 9–30–21	1,500	1,459
2.000%, 12–31–21	5,000	5,036
1.875%, 4–30–22	6,000	5,998
1.750%, 5–15–22	3,500	3,481
1.750%, 5–31–22	3,000	2,982
2.000%, 4–30–24	15,500	15,380
2.250%, 11–15–24	6,380	6,414
2.000%, 8–15–25	4,000	3,931
1.625%, 2–15–26	5,000	4,751
1.625%, 5–15–26	5,500	5,214
2.250%, 2–15–27	7,500	7,467

		105,341

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 42.0%		$105,341
(Cost: $106,193)

SHORT-TERM SECURITIES
Commercial Paper (C) – 2.6%
Federal National Mortgage Association, 0.964%, 7–3–17	6,486	6,486

United States Government Agency Obligations – 1.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.070%, 7–7–17 (D)	575	575
1.080%, 7–7–17 (D)	1,426	1,426
1.080%, 7–7–17 (D)	631	631
1.150%, 7–7–17 (D)	1,091	1,091
1.150%, 7–7–17 (D)	344	344
1.150%, 7–7–17 (D)	329	329

		4,396

TOTAL SHORT-TERM SECURITIES – 4.4%		$10,882
(Cost: $10,881)

TOTAL INVESTMENT SECURITIES – 99.8%		$250,157
(Cost: $251,041)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		604

NET ASSETS – 100.0%		$250,761

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $6,997 or 2.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$133,934	$—
United States Government Obligations	—	105,341	—
Short-Term Securities	—	10,882	—
Total	$—	$250,157	$—

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$251,041

Gross unrealized appreciation	1,317
Gross unrealized depreciation	(2,201)

Net unrealized depreciation	$(884)

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Cable & Satellite – 0.3%
Altice N.V., Class A (A)(B)	196		$4,522

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	132

Total Consumer Discretionary – 0.3%			4,654
Energy
Coal & Consumable Fuels – 0.0%
Foresight Energy L.P. (A)	122		596

Oil & Gas Equipment & Services – 0.1%
Key Energy Services, Inc. (A)	27		522
Larchmont Resources LLC (A)(B)(C)(E)	4		1,283

			1,805

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	170		2,150
Sabine Oil & Gas Corp. (A)(B)(C)	1		45

			2,195

Total Energy – 0.2%			4,596

TOTAL COMMON STOCKS – 0.5%			$9,250
(Cost: $8,435)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.4%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)	12,015		9,300

Total Consumer Staples – 0.4%			9,300
Telecommunication Services
Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	57		1,689

Total Telecommunication Services – 0.1%			1,689

TOTAL PREFERRED STOCKS – 0.5%			$10,989
(Cost: $10,323)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (D)(F)	7		—	*

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (C)(F)	1		3
Sabine Oil & Gas Corp., expires 12–29–29 (C)(F)	4		25

			28

TOTAL WARRANTS – 0.0%			$28
(Cost: $438)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.6%
Acosta, Inc., 7.750%, 10–1–22 (G)	$9,483		7,183
Lamar Media Corp., 5.375%, 1–15–24	3,062		3,200
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	1,785		1,863

			12,246

Apparel Retail – 0.8%
Hot Topic, Inc., 9.250%, 6–15–21 (G)	16,133		15,488

Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10–1–24 (G)	1,753		1,797
Group 1 Automotive, Inc., 5.000%, 6–1–22	2,292		2,326
Penske Automotive Group, Inc., 5.500%, 5–15–26	1,219		1,213

Sonic Automotive, Inc., 5.000%, 5–15–23		7,435	7,073

			12,409

Broadcasting – 1.7%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22		16,559	16,988
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20		12,304	12,242
Cumulus Media, Inc., 7.750%, 5–1–19		10,806	2,972
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC), 10.625%, 3–15–23		2,942	2,229

			34,431

Cable & Satellite – 10.2%
Altice Financing S.A.:
6.625%, 2–15–23 (G)		4,517	4,792
7.500%, 5–15–26 (G)		8,844	9,817
Altice S.A.:
7.250%, 5–15–22 (G)(H)	EUR	771	934
7.750%, 5–15–22 (G)		$30,562	32,434
6.250%, 2–15–25 (G)(H)	EUR	966	1,204
7.625%, 2–15–25 (G)		$5,375	5,912
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (G)		4,968	5,216
Block Communications, Inc., 6.875%, 2–15–25 (G)		1,439	1,543
Cablevision Systems Corp., 5.875%, 9–15–22		5,561	5,846
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (G)		2,566	2,723
Columbus International, Inc., 7.375%, 3–30–21 (G)		1,414	1,501
DISH DBS Corp.:
6.750%, 6–1–21		5,314	5,899
5.875%, 7–15–22		2,460	2,645
5.875%, 11–15–24		1,207	1,288
7.750%, 7–1–26		3,676	4,356
Neptune Finco Corp.:
10.125%, 1–15–23 (G)		9,511	11,033
6.625%, 10–15–25 (G)		2,140	2,354
10.875%, 10–15–25 (G)		7,205	8,673
Numericable - SFR S.A., 7.375%, 5–1–26 (G)		22,514	24,428
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (G)		14,438	14,853
6.000%, 7–15–24 (G)		18,000	19,125
VTR Finance B.V., 6.875%, 1–15–24 (G)		22,263	23,599
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (G)		16,739	17,338

			207,513

Casinos & Gaming – 1.7%
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (G)		5,344	5,558
Studio City Finance Ltd., 8.500%, 12–1–20 (G)		11,503	11,963
Wynn Macau Ltd., 5.250%, 10–15–21 (G)		17,304	17,736

			35,257

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21		12,060	4,854

Education Services – 2.9%
Laureate Education, Inc.:
10.000%, 9–1–19		15,889	20,656
8.250%, 5–1–25 (G)		35,760	38,353

			59,009

Homefurnishing Retail – 0.7%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (G)(I)		8,014	7,293
0.000%, 7–15–20 (G)(I)		7,525	6,396

			13,689

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel, Inc., 6.750%, 12–15–23 (G)		4,660	4,742

Leisure Facilities – 0.3%
AMC Entertainment Holdings, Inc.:
5.875%, 11–15–26 (G)		1,284	1,340
6.125%, 5–15–27 (G)		1,740	1,837

Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (G)	2,472	2,614

		5,791

Movies & Entertainment – 1.8%
AMC Entertainment, Inc., 5.750%, 6–15–25	7,585	7,888
Cinemark USA, Inc.:
5.125%, 12–15–22	585	603
4.875%, 6–1–23	9,500	9,705
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (G)	2,929	3,258
WMG Acquisition Corp., 6.750%, 4–15–22 (G)	13,701	14,403

		35,857

Publishing – 0.4%
E.W. Scripps Co., 5.125%, 5–15–25 (G)	740	762
MDC Partners, Inc., 6.500%, 5–1–24 (G)	7,554	7,535

		8,297

Specialized Consumer Services – 1.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (G)	6,936	7,179
5.000%, 2–1–25 (G)	2,475	2,537
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (G)	11,077	11,492

		21,208

Specialty Stores – 1.6%
Cumberland Farms, Inc., 6.750%, 5–1–25 (G)	4,014	4,225
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (G)(J)	28,474	28,047

		32,272

Total Consumer Discretionary – 24.8%		503,063
Consumer Staples
Food Distributors – 1.5%
Performance Food Group, Inc., 5.500%, 6–1–24 (G)	5,314	5,487
Simmons Foods, Inc., 7.875%, 10–1–21 (G)	15,551	16,523
U.S. Foods, Inc., 5.875%, 6–15–24 (G)	7,350	7,625

		29,635

Packaged Foods & Meats – 1.6%
Bumble Bee Foods LLC (9.625% Cash or 10.375% PIK), 9.625%, 3–15–18 (G)(J)	3,934	3,875
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (G)	1,000	947
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	10,650	9,984
5.750%, 6–15–25 (G)	8,993	8,454
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	1,854	1,912
8.000%, 7–15–25 (G)	2,929	3,325
5.000%, 8–15–26 (G)	2,644	2,637
5.750%, 3–1–27 (G)	1,854	1,905

		33,039

Personal Products – 0.1%
Revlon Consumer Products Corp., 5.750%, 2–15–21	1,999	1,839
Revlon Escrow Corp., 6.250%, 8–1–24	1,235	1,074

		2,913

Tobacco – 0.4%
Prestige Brands, Inc., 5.375%, 12–15–21 (G)	7,833	8,078

Total Consumer Staples – 3.6%		73,665
Energy
Integrated Oil & Gas – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
6.125%, 1–17–22	495	511
7.375%, 1–17–27	2,472	2,615

		3,126

Oil & Gas Drilling – 1.0%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (G)	5,266	4,660
9.875%, 4–1–22 (G)	5,210	5,054
Noble Holding International Ltd., 7.750%, 1–15–24	2,464	1,945
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (G)(K)	20,048	6,916
Offshore Group Investment Ltd., 0.000%, 11–1–19 (D)(I)	5,169	—	*
Rowan Cos., Inc. (GTD by Rowan plc), 7.375%, 6–15–25	1,488	1,388

Trinidad Drilling Ltd., 6.625%, 2–15–25 (G)	124	118

		20,081

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (G)	9,628	9,965
SESI LLC, 7.125%, 12–15–21	2,660	2,534

		12,499

Oil & Gas Exploration & Production – 2.5%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (G)	6,164	5,540
California Resources Corp., 8.000%, 12–15–22 (G)	2,016	1,275
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC), 5.000%, 9–15–22	6,391	6,271
Crownrock L.P., 7.750%, 2–15–23 (G)	1,941	2,048
EnCana Corp., 6.500%, 8–15–34	2,862	3,268
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (G)	10,611	10,982
8.125%, 9–15–23 (G)	1,808	1,910
Gulfport Energy Corp., 6.625%, 5–1–23	595	596
Laredo Petroleum, Inc.:
7.375%, 5–1–22	8,698	8,785
6.250%, 3–15–23	1,705	1,692
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	741	771
Ultra Resources, Inc.:
6.875%, 4–15–22 (G)	4,184	4,153
7.125%, 4–15–25 (G)	1,231	1,214
Whiting Petroleum Corp., 5.750%, 3–15–21	2,804	2,636

		51,141

Oil & Gas Refining & Marketing – 1.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	1,252	1,274
6.125%, 10–1–24 (G)	1,223	1,244
PDC Energy, Inc., 6.125%, 9–15–24 (G)	1,001	1,016
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (G)	8,153	8,500
6.750%, 5–1–23 (G)	11,328	11,753

		23,787

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P., 4.875%, 5–15–23	3,056	3,171

Total Energy – 5.6%		113,805
Financials
Consumer Finance – 1.1%
Creditcorp, 12.000%, 7–15–18 (G)	11,476	9,869
CURO Financial Technologies Corp., 12.000%, 3–1–22 (G)	2,595	2,725
Quicken Loans, Inc., 5.750%, 5–1–25 (G)	8,962	9,253

		21,847

Diversified Capital Markets – 1.2%
Patriot Merger Corp., 9.000%, 7–15–21 (G)	23,182	24,330

Insurance Brokers – 0.7%
NFP Corp., 6.875%, 7–15–25 (G)	14,598	14,744

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp., 5.875%, 12–29–49	1,740	1,844

Other Diversified Financial Services – 3.5%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK), 12.000%, 7–1–19 (G)(J)	4,485	4,687
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (G)	25,339	27,936
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (G)(J)	43,515	38,294

		70,917

Property & Casualty Insurance – 0.4%
Hub International Ltd., 7.875%, 10–1–21 (G)	8,878	9,255

Specialized Finance – 2.0%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (G)	1,712	1,793
5.450%, 6–15–23 (G)	1,221	1,325
7.125%, 6–15–24 (G)	1,712	1,882
6.020%, 6–15–26 (G)	2,441	2,689

Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (G)	5,782	5,724
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 6.750%, 6–15–22 (G)	1,711	1,763
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (G)	25,811	24,521

		39,697

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (G)	6,100	6,252

Total Financials – 9.3%		188,886
Health Care
Health Care Facilities – 2.5%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	1,304	1,324
Greatbatch Ltd., 9.125%, 11–1–23 (G)	9,423	10,036
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (G)	4,881	5,204
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (G)	12,697	13,760
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,856
7.500%, 1–1–22 (G)	869	943
8.125%, 4–1–22	11,492	12,210

		50,333

Health Care Supplies – 0.8%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (G)	1,180	1,327
Universal Hospital Services, Inc., 7.625%, 8–15–20	13,711	13,934

		15,261

Pharmaceuticals – 1.8%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)	27,123	4,611
7.000%, 4–15–23 (G)	2,927	424
IMS Health, Inc., 5.000%, 10–15–26 (G)	2,940	3,032
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (G)	5,723	6,030
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20 (G)	3,668	3,608
5.500%, 3–1–23 (G)	244	207
VPII Escrow Corp., 7.500%, 7–15–21 (G)	4,619	4,475
VRX Escrow Corp.:
5.375%, 3–15–20 (G)	5,499	5,300
5.875%, 5–15–23 (G)	3,910	3,353
6.125%, 4–15–25 (G)	7,319	6,194

		37,234

Total Health Care – 5.1%		102,828
Industrials
Aerospace & Defense – 2.5%
KLX, Inc., 5.875%, 12–1–22 (G)	13,832	14,523
Park Aerospace Holdings Ltd., 5.250%, 8–15–22 (G)	499	522
TransDigm, Inc., 6.500%, 5–15–25	2,463	2,506
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	13,668	14,078
6.500%, 7–15–24	12,197	12,593
6.375%, 6–15–26	6,375	6,471

		50,693

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (G)	3,196	3,360
6.125%, 9–1–23 (G)	1,738	1,809

		5,169

Building Products – 1.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (G)	1,297	1,407
7.000%, 9–30–26 (G)	1,297	1,423
Ply Gem Industries, Inc., 6.500%, 2–1–22	13,768	14,405
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	967	1,093
6.125%, 7–15–23	2,012	2,107
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	2,443	2,550

		22,985

Diversified Support Services – 0.4%
Ahern Rentals, Inc., 7.375%, 5–15–23 (G)	5,847	4,795
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (G)	2,471	2,576
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	1,220	1,299

		8,670

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2–1–21 (G)	2,194	2,386
5.625%, 5–1–22 (G)	1,730	1,769

		4,155

Railroads – 0.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC, 6.750%, 5–1–19 (G)	12,544	12,863

Research & Consulting Services – 0.2%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK), 7.625%, 5–15–22 (G)	4,006	4,121

Security & Alarm Services – 1.0%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (G)	19,268	20,938

Trading Companies & Distributors – 0.2%
HD Supply, Inc., 5.750%, 4–15–24 (G)	4,243	4,508

Total Industrials – 6.6%		134,102
Information Technology
Application Software – 1.4%
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (G)	29,142	29,069

Communications Equipment – 0.6%
West Corp., 5.375%, 7–15–22 (G)	12,544	12,669

Data Processing & Outsourced Services – 2.8%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (G)	9,158	9,273
5.875%, 11–1–21 (G)	3,396	3,515
5.375%, 8–1–22 (G)	13,282	13,415
Italics Merger Sub, Inc., 7.125%, 7–15–23 (G)	27,070	27,552
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (G)	2,442	2,515

		56,270

IT Consulting & Other Services – 1.2%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (G)	4,435	4,568
NCR Escrow Corp.:
5.875%, 12–15–21	9,790	10,182
6.375%, 12–15–23	8,839	9,480

		24,230

Semiconductors – 1.0%
Micron Technology, Inc.:
5.875%, 2–15–22	10,978	11,486
7.500%, 9–15–23	4,995	5,588
5.500%, 2–1–25	2,185	2,305

		19,379

Technology Hardware, Storage & Peripherals – 0.5%
Western Digital Corp.:
7.375%, 4–1–23 (G)	1,215	1,335
10.500%, 4–1–24	7,130	8,411

		9,746

Total Information Technology – 7.5%		151,363
Materials
Aluminum – 1.8%
Constellium N.V.:
8.000%, 1–15–23 (G)	15,394	15,856
5.750%, 5–15–24 (G)	4,758	4,401
6.625%, 3–1–25 (G)	9,852	9,434
Kaiser Aluminum Corp., 5.875%, 5–15–24	975	1,026
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	3,725	3,911
5.875%, 9–30–26 (G)	2,497	2,572

		37,200

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	6,106	6,083
5.250%, 6–1–27 (G)	2,442	2,430

		8,513

Construction Materials – 0.7%
Eagle Materials, Inc., 4.500%, 8–1–26	988	1,010
Hillman Group, Inc. (The), 6.375%, 7–15–22 (G)	13,625	13,080

		14,090

Diversified Chemicals – 0.4%
PSPC Escrow Corp., 6.500%, 2–1–22 (G)	4,928	5,088
PSPC Escrow II Corp., 10.375%, 5–1–21 (G)	2,503	2,769

		7,857

Diversified Metals & Mining – 1.0%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK), 11.500%, 4–1–19 (G)(J)	14,651	146

Crystal Merger Sub, Inc., 7.625%, 10–15–21 (G)	2,100	2,126
FMG Resources August 2006 Partners Ltd.:
4.750%, 5–15–22 (G)	4,646	4,663
5.125%, 5–15–24 (G)	4,956	4,956
Lundin Mining Corp.:
7.500%, 11–1–20 (G)	3,710	3,901
7.875%, 11–1–22 (G)	3,039	3,313

		19,105

Fertilizers & Agricultural Chemicals – 0.8%
Pinnacle Operating Corp., 9.000%, 5–15–23 (G)	17,307	16,441

Metal & Glass Containers – 1.9%
ARD Finance S.A., 7.125%, 9–15–23	1,387	1,480
BakerCorp International, Inc., 8.250%, 6–1–19	30,280	26,268
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	995	1,026
7.625%, 1–15–25 (G)	1,492	1,563
Signode Industrial Group, 6.375%, 5–1–22 (G)	8,462	8,843

		39,180

Paper Packaging – 0.5%
Coveris Holdings S.A., 7.875%, 11–1–19 (G)	2,080	2,049
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (G)	1,732	1,801
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (G)	5,649	5,868

		9,718

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (G)	2,492	2,617

Steel – 0.1%
U.S. Steel Corp., 8.375%, 7–1–21 (G)	1,708	1,879

Total Materials – 7.7%		156,600
Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26	1,236	1,281

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK), 8.125%, 7–15–19 (G)(J)	6,610	6,627

Total Real Estate – 0.4%		7,908
Telecommunication Services
Alternative Carriers – 0.5%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	5,332	5,305
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	1,738	1,829
5.750%, 1–15–27 (G)	1,981	2,073

		9,207

Integrated Telecommunication Services – 3.8%
Frontier Communications Corp.:
6.250%, 9–15–21	4,201	3,749
10.500%, 9–15–22	9,275	8,846
7.125%, 1–15–23	1,013	843
6.875%, 1–15–25	2,912	2,293
11.000%, 9–15–25	8,560	7,939
GCI, Inc., 6.875%, 4–15–25	7,552	8,166
Sprint Corp.:
7.250%, 9–15–21	20,041	22,271
7.875%, 9–15–23	15,048	17,305
7.125%, 6–15–24	5,951	6,621

		78,033

Wireless Telecommunication Service – 1.1%
Sable International Finance Ltd., 6.875%, 8–1–22 (G)	10,351	11,179
Sprint Nextel Corp.:
9.000%, 11–15–18 (G)	547	594
7.000%, 8–15–20	1,208	1,329
11.500%, 11–15–21	989	1,266
T-Mobile USA, Inc.:
6.000%, 4–15–24	4,371	4,677
6.500%, 1–15–26	2,140	2,362

		21,407

Total Telecommunication Services – 5.4%		108,647

TOTAL CORPORATE DEBT SECURITIES – 76.0%		$1,540,867
(Cost: $1,552,764)

LOANS (L)
Consumer Discretionary
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.796%, 7–25–22 (D)	8,283	7,910

Apparel Retail – 1.5%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 5.726%, 3–19–20	8,058	7,518
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 9.726%, 3–19–21	22,800	19,493
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7–30–19	40	9
6.171%, 7–30–19	15,561	3,339

		30,359

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps), 5.046%, 2–22–23	1,727	1,739

Department Stores – 0.9%
Belk, Inc. (ICE LIBOR plus 475 bps), 5.905%, 12–10–22	20,552	17,439

Education Services – 1.4%
Laureate Education, Inc. (ICE LIBOR plus 450 bps), 5.726%, 4–26–24	28,385	28,500

General Merchandise Stores – 1.8%
BJ’s Wholesale Club, Inc., 0.000%, 2–3–24 (M)	240	232
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 4.968%, 2–3–24	16,100	15,582
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 8.710%, 1–26–25	12,846	12,409
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps), 7.313%, 2–8–19	17,870	8,309

		36,532

Home Furnishings – 0.6%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps), 9.179%, 11–8–24	12,816	12,757

Hotels, Resorts & Cruise Lines – 0.0%
Travel Leaders Group LLC (ICE LIBOR plus 525 bps), 6.476%, 1–19–24	741	744

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps), 5.793%, 8–26–22	6,071	6,123

Restaurants – 0.5%
NPC International, Inc., 0.000%, 4–18–25 (M)	1,580	1,596
NPC International, Inc. (ICE LIBOR plus 350 bps), 4.716%, 4–20–24	1,740	1,752
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.716%, 4–18–25	5,470	5,525

		8,873

Specialty Stores – 0.6%
Academy Sports + Outdoors, 0.000%, 7–2–22 (M)	1,468	1,135
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.172%, 7–2–22	2,907	2,247
5.220%, 7–2–22	2,080	1,608
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 5.226%, 7–2–22	867	670
Jo-Ann Stores, Inc., 0.000%, 10–21–23 (M)	225	224
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.391%, 10–21–23	6,772	6,735

		12,619

Total Consumer Discretionary – 8.1%		163,595
Consumer Staples
Food Distributors – 0.2%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps), 6.980%, 6–22–22	4,979	5,035

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps), 9.546%, 10–21–22	5,087	5,108

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps), 8.046%, 6–30–22 (D)	3,838	3,704

Total Consumer Staples – 0.7%		13,847
Energy
Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 6.795%, 3–28–22	16,199	15,399
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 7.796%, 12–16–20	8,899	7,854

		23,253

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 6.922%, 5–16–20	10,824	9,698

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.464%, 6–21–24	1,558	1,555
5.496%, 6–21–24	8,223	8,205
Larchmont Resources LLC (10.000% Cash or 10.000% PIK), 10.000%, 8–7–20 (D)(E)(J)	2,995	2,965

		12,725

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps), 8.686%, 8–23–21	7,457	7,878

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 11.976%, 2–16–21	3,043	2,798
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 6.976%, 8–12–20	2,828	2,714

		5,512

Total Energy – 2.9%		59,066
Financials
Insurance Brokers – 0.1%
NFP Corp., 0.000%, 1–8–24 (M)	700	701
NFP Corp. (ICE LIBOR plus 350 bps), 4.796%, 1–8–24	2,452	2,455

		3,156

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 0.000%, 12–2–21 (M)	1,833	1,843

Total Financials – 0.2%		4,999
Industrials
Construction & Engineering – 0.1%
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.796%, 7–10–22 (D)	3,077	2,462

Industrial Conglomerates – 1.0%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.172%, 11–22–20	2,462	2,228
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps), 7.172%, 11–22–21	3,950	3,259
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.726%, 10–20–22	11,772	11,831
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.726%, 10–20–23	1,995	1,995

		19,313

Industrial Machinery – 1.0%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.796%, 1–30–23 (D)	20,042	20,042

Total Industrials – 2.1%		41,817
Information Technology
Application Software – 1.0%
Applied Systems, Inc. (ICE LIBOR plus 650 bps), 7.796%, 1–23–22	8,340	8,413

TIBCO Software, Inc. (ICE LIBOR plus 450 bps), 5.730%, 12–4–20	11,656	11,700

		20,113

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 8.420%, 5–1–25	1,993	2,004

Internet Software & Services – 0.7%
Ancestry.com LLC (ICE LIBOR plus 825 bps), 9.460%, 10–19–24	3,398	3,468
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps), 5.226%, 5–12–21 (D)	6,090	6,113
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps), 8.976%, 11–12–21 (D)	4,800	4,800

		14,381

IT Consulting & Other Services – 0.1%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 5.546%, 7–13–20	1,626	1,522

Total Information Technology – 1.9%		38,020
Materials
Diversified Metals & Mining – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps), 8.702%, 8–20–21 (D)	2,803	2,719

Paper Packaging – 0.8%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 9.296%, 5–27–20	14,360	13,211
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps), 8.422%, 10–1–22 (D)	3,426	3,409

		16,620

Total Materials – 0.9%		19,339

TOTAL LOANS – 16.8%		$340,683
(Cost: $367,607)

SHORT-TERM SECURITIES
Commercial Paper (N) – 5.2%
Bemis Co., Inc., 1.351%, 7–7–17	9,000	8,997
CVS Health Corp.:
1.330%, 7–5–17	5,000	4,999
1.450%, 7–14–17	6,000	5,997
Ecolab, Inc., 1.341%, 7–6–17	3,000	2,999
Hewlett Packard Enterprise Corp., 1.120%, 7–27–17	35,000	34,971
J.M. Smucker Co. (The), 1.310%, 7–5–17	4,300	4,299
Kroger Co. (The):
1.300%, 7–3–17	2,666	2,666
1.340%, 7–5–17	2,000	2,000
Mattel, Inc.:
1.300%, 7–5–17	7,100	7,098
1.341%, 7–6–17	5,000	4,999
1.430%, 7–10–17	6,000	5,998
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 1.200%, 7–14–17	10,000	9,995
Virginia Electric and Power Co.:
1.310%, 7–6–17	5,000	4,999
1.410%, 7–11–17	5,000	4,998

		105,015

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (O)	3,037	3,037

TOTAL SHORT-TERM SECURITIES – 5.3%		$108,052
(Cost: $108,047)

TOTAL INVESTMENT SECURITIES – 99.1%		$2,009,869
(Cost: $2,047,614)

CASH AND OTHER ASSETS, NET OF LIABILITIES (P) – 0.9%		18,901

NET ASSETS – 100.0%		$2,028,770

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At June 30, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
Larchmont Resources LLC	12-8-16	4		$1,211	$1,283
New Cotai Participation Corp., Class B	4-12-13	—	*	155	132
Sabine Oil & Gas Corp.	12-7-16	1		49	45
Pinnacle Agriculture Enterprises LLC	3-10-17	12,015		5,461	9,300
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	4		30	28
				$6,906	$10,788

The total value of these securities represented 0.5% of net assets at June 30, 2017.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Affiliate security.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $1,120,063 or 55.3% of net assets.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	Zero coupon bond.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the yield to maturity at June 30, 2017.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Cash of $280 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	9,743	U.S. Dollar	7,330	7-24-17	Morgan Stanley International	$—	$186
Euro	5,803	U.S. Dollar	6,478	7-24-17	Morgan Stanley International	—	158
						$—	$344

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$4,522	$—	$132
Energy	3,268	1,328	—
Total Common Stocks	$7,790	$1,328	$132
Preferred Stocks	1,689	9,300	—
Warrants	—	28	—	*
Corporate Debt Securities	—	1,540,867	—	*
Loans	—	286,559	54,124
Short-Term Securities	—	108,052	—
Total	$9,479	$1,946,134	$54,256
Liabilities
Forward Foreign Currency Contracts	$—	$344	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants			Corporate Debt			Loans
Beginning Balance 10-1-16	$122	$		*	$		*	$118,084
Net realized gain (loss)	—		—			—		(1,533)
Net change in unrealized appreciation (depreciation)	10		—			—		1,032
Purchases	—		—			—		11,292
Sales	—		—			—		(67,148)
Amortization/Accretion of premium/discount	—		—			—		(293)
Transfers into Level 3 during the period	—		—			—		14,529
Transfers out of Level 3 during the period	—		—			—		(21,839)
Ending Balance 6-30-17	$132		$—	*		$—	*	$54,124
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$10		$—	*		$—	*	$1,032

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17		Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$132		Broker	Broker Quotes
Warrants	$—	*	Third-party valuation service	Broker Quotes
Corporate Debt	$—	*	Third-party valuation service	Broker Quotes
Loans	$54,124		Third-party valuation service	Broker Quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,047,614

Gross unrealized appreciation	79,569
Gross unrealized depreciation	(117,314)

Net unrealized depreciation	$(37,745)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,202
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,646
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1–1–35	6,555	7,558

		12,406

Alaska – 0.3%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,917

Arizona – 1.7%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	2,000	2,171
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A, 4.000%, 1–1–38	8,500	8,876
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,118

		13,165

California – 16.9%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,102
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,269
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps), 2.010%, 4–1–45 (A)	8,500	8,633
CA (School Facilities) GO Bonds, 5.000%, 11–1–30	3,000	3,532
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6–1–42	1,900	2,114
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	3,000	3,306
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,245
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,286
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,166
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B, 5.250%, 6–1–23	2,085	2,116
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–33	1,000	1,047
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,875
6.350%, 7–1–46	970	1,047

CA Various Purp GO Bonds:
5.250%, 9–1–26	3,500	4,050
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,730
5.750%, 4–1–31	5,000	5,406
6.000%, 3–1–33	1,000	1,126
5.000%, 4–1–37	5,000	5,735
6.000%, 11–1–39	4,500	5,001
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	8,000	9,198
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	850
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6–1–34	6,190	7,295
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9–1–24	2,000	2,316
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp., 5.750%, 2–1–30	2,000	2,183
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–29	1,500	1,729
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,654
5.000%, 6–1–34	2,840	3,268
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A, 5.000%, 6–1–35	1,000	1,175
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10–1–36	3,600	4,117
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 5.000%, 11–1–39	3,500	3,836
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,993
0.000%, 8–1–32 (B)	5,000	2,878
0.000%, 8–1–33 (B)	5,000	2,727
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	3,114
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,237
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,761
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,146
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10–1–28	500	529
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	1,000	1,097
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	3,185	3,617
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,052
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	562
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,104

The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5–15–34	3,500	4,064
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,074
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,405

		131,772

Colorado – 2.7%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,294
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,145	1,225
7.400%, 12–1–38	1,000	1,090
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,975	3,388
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	730	774
5.500%, 11–1–27	270	286
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010, 5.625%, 12–1–40	3,250	3,504
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	2,678
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6–1–35	1,000	1,147
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	4,771

		21,157

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,606

District Of Columbia – 1.4%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,250	2,511
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	6,500	8,430

		10,941

Florida – 6.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,671
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6–1–20	1,000	1,105
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10–1–35	1,700	1,938
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	3,788
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,726
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,885	3,199
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,672
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,633

Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	5,000	5,931
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 6.000%, 10–1–23	2,500	2,656
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,726
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8–1–36	4,125	4,514
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,639
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	1,073
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,986
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10–15–22	2,250	2,546

		46,803

Georgia – 1.5%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,300
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,495	3,720
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B:
5.375%, 11–1–39	1,905	2,092
5.375%, 11–1–39	1,095	1,199
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
6.000%, 1–1–23	1,635	1,718
6.000%, 1–1–23	465	487

		11,516

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	819
5.750%, 9–1–20	1,000	1,128
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,130

		4,077

Illinois – 4.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,750	1,750
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1–1–37	2,500	2,948
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	644
5.750%, 6–1–28	380	397
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,655
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	2,708
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,620
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A, 4.000%, 10–1–34	2,000	2,098
IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (B)	2,000	582

IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2–1–32	3,000	3,430
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6–15–26	1,700	1,901
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	4,100	4,590
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B, 5.000%, 1–1–37	2,000	2,263
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,838

		32,424

Iowa – 0.9%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,044
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,637
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,467
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	1,000	1,203

		7,351

Kansas – 1.8%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	2,000	2,125
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	2,650	2,740
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate), 1.520%, 4–15–32 (A)	2,550	2,371
Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	490	490
Wamego, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate), 1.480%, 4–15–32 (A)	6,500	5,980

		13,706

Kentucky – 1.0%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,165
6.500%, 3–1–45	2,000	2,303

		7,468

Louisiana – 2.4%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,119
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,250	6,058
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,087
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,262
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	1,000	1,068
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,611

New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–25	1,500	1,725
5.000%, 12–1–26	2,000	2,292
5.000%, 12–1–27	1,500	1,714

		18,936

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	845	896

Maryland – 1.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,882
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D (3-Month U.S. LIBOR*0.67 plus 83 bps), 1.534%, 5–15–38 (A)	5,335	5,345
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,543

		8,770

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,110	2,289
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	1,103
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A:
5.750%, 7–1–39	1,065	1,162
5.750%, 7–1–39	550	591

		5,145

Michigan – 2.4%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12–1–35	2,500	2,790
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4–15–34	2,500	2,847
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,250	4,708
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,272
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,201
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I:
6.000%, 10–15–38	1,195	1,271
6.000%, 10–15–38	705	750
6.000%, 10–15–38	100	106

		18,945

Minnesota – 0.4%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11–15–32	1,000	1,079
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,168

		3,247

Missouri – 2.0%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	1,000	1,028

Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009:
5.625%, 5–15–39	1,990	2,157
5.625%, 5–15–39	260	280
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A, 5.750%, 6–1–39	1,000	1,089
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,817
5.000%, 12–1–30	1,200	1,399
5.000%, 12–1–31	1,000	1,161
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A, 5.000%, 12–1–36	5,650	6,415

		15,346

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010, 5.625%, 1–1–40	1,000	1,065

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,397
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	1,884

		5,281

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,635	1,817
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,125
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	1,985	2,240

		5,182

New Jersey – 3.9%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,861
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,141
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	2,701
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,123
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,490
5.500%, 12–1–21	1,145	1,299
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,620
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D (BMA Index*2.65), 1.593%, 1–1–30 (A)	6,625	6,095
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	8,000	2,364
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	3,861

NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	1,000	1,165
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	2,908

		30,628

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	830	844

New York – 11.1%
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2–15–38	4,250	4,945
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11–15–36	2,625	3,007
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps), 1.490%, 11–15–39 (A)	6,000	5,997
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11–15–41	1,605	1,856
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11–15–35	2,500	2,900
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11–15–34	6,000	7,023
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate), 2.321%, 7–1–29 (A)	8,100	7,543
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC) (Auction rate), 3.068%, 12–1–23 (A)	4,350	4,176
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.) (Auction rate), 3.068%, 7–1–29 (A)	3,830	3,715
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC) (Auction rate), 1.365%, 5–1–34 (A)	8,000	7,360
NYC GO Bonds, Ser 2014D-1, 5.000%, 8–1–30	2,000	2,323
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	2,000	2,057
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	2,188
0.000%, 3–1–26 (B)	2,685	2,110
0.000%, 3–1–27 (B)	2,500	1,884
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6–15–37	8,500	9,858
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5–1–29	2,600	3,043
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	4,490	4,668
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	8,500	9,993

		86,646

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,086

NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,428
5.750%, 1–1–39	1,000	1,070

		3,584

Ohio – 1.5%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,151
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,077
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	5,130
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj):
5.750%, 11–15–40	575	648
5.750%, 11–15–40	425	459
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,041
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC), 6.200%, 9–1–33	320	330

		11,836

Oklahoma – 0.1%
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,025

Oregon – 0.9%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three, 5.000%, 7–1–33	5,000	5,807
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,105

		6,912

Pennsylvania – 6.4%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,119
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	1,070	1,167
6.000%, 6–1–29	930	1,017
6.000%, 6–1–36	2,400	2,625
6.000%, 6–1–36	350	380
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,798
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,764
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (B)	4,000	5,163
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,487
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12–1–28	4,070	4,697
5.750%, 12–1–28	2,210	2,551
5.750%, 12–1–28	2,220	2,503
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	2,600	2,857
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,512
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	10,750	11,417

		50,057

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	1,023

Rhode Island – 0.4%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,743
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	1,335	1,361

		3,104

South Carolina – 0.6%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,588

Tennessee – 0.9%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,409
5.750%, 7–1–20	1,330	1,493
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,772

		6,674

Texas – 11.5%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC):
5.500%, 8–15–27	1,960	2,012
5.500%, 8–15–27	40	41
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,250	3,730
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	1,104
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	2,804
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12–1–34	2,000	2,029
Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,585
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,642
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	2,713
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,629
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 5.750%, 2–15–28	1,000	1,021
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,594
6.250%, 5–15–28	20	21
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	1,265	1,275
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016, 4.000%, 12–15–35	3,090	3,272
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	24,000	16,227
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.500%, 8–15–39	820	912
6.500%, 8–15–39	180	193

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	3,014
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2015A, 5.250%, 11–15–35	500	520
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,543
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,247
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,591
7.000%, 6–30–40	5,000	5,662
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,815
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	4,232
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (B)	23,160	18,417
0.000%, 8–15–26 (B)	1,340	1,094

		89,939

Utah – 0.2%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017, 5.000%, 4–15–37	1,000	1,131

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A, 6.750%, 10–1–37	900	723

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	2,692
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,725

		4,417

Washington – 1.8%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3–1–35	1,700	1,937
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,117
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D, 5.000%, 10–1–38	5,000	5,554
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	2,750
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	2,910	2,924

		14,282

Wisconsin – 1.1%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A:
5.750%, 5–1–33	810	880
5.750%, 5–1–33	190	206
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,621
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12–1–41	3,250	3,716
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,180

		8,603

Wyoming – 0.1%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,023

TOTAL MUNICIPAL BONDS – 93.3%		$727,161
(Cost: $657,126)

SHORT-TERM SECURITIES

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	1,664	1,664

Municipal Obligations – 5.7%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (C)	4,000	4,000
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.) (BVAL plus 11 bps), 0.930%, 7–7–17 (C)	1,575	1,575
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps), 0.900%, 7–7–17 (C)	6,000	6,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) (BVAL plus 11 bps), 0.920%, 7–7–17 (C)	5,200	5,200
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps), 0.920%, 7–7–17 (C)	1,500	1,500
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 0.990%, 7–1–17 (C)	900	900
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps), 0.880%, 7–7–17 (C)	6,300	6,300
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (C)	4,500	4,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.) (BVAL plus 18 bps), 0.930%, 7–7–17 (C)	1,200	1,200
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps), 0.910%, 7–7–17 (C)	12,000	12,000

Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 0.950%, 7–1–17 (C)	1,000	1,000

		44,175

TOTAL SHORT-TERM SECURITIES – 5.9%		$45,839
(Cost: $45,839)

TOTAL INVESTMENT SECURITIES – 99.2%		$773,000
(Cost: $702,965)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 0.8%		6,343

NET ASSETS – 100.0%		$779,343

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $439 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-29-17	114	$(17,520)	$(154)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$727,161	$—
Short-Term Securities	—	45,839	—
Total	$—	$773,000	$—
Liabilities
Futures Contracts	$154	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

BMA = Bond Market Association

BVAL = Bloomberg Valuation Municipal AA Benchmark

CR = Custodial Receipts

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

LIBOR = London Offered Interbank Rate

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$702,965

Gross unrealized appreciation	70,731
Gross unrealized depreciation	(696)

Net unrealized appreciation	$70,035

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 3.1%
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A, 4.000%, 9–15–33	$9,000	$9,402
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A, 7.000%, 9–1–32	1,000	1,046
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A, 0.000%, 6–15–46 (A)	20,000	3,000
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10–1–53	2,970	3,582
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A, 5.000%, 9–1–46	6,000	7,323

		24,353

Alaska – 1.0%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	8,320	8,067

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A, 6.625%, 9–1–35	5,000	5,022

Arizona – 1.8%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps), 0.981%, 1–1–37 (B)	10,000	8,793
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,517
6.250%, 12–1–46	1,500	1,595
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,256

		14,161

California – 9.2%
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A, 5.000%, 7–1–46	1,670	1,710
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6–1–42	2,010	1,954
5.000%, 6–1–52	1,890	1,792
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch – Oblig Group), Ser 2016, 5.000%, 8–1–41	1,500	1,636
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C, 5.250%, 7–1–52	3,660	3,988
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12–1–56	2,500	2,728

CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,664
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016, 5.000%, 5–15–40	1,500	1,681
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40 (C)	5,000	5,661
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6–1–29	1,250	1,468
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	7,000	7,000
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6–1–35	6,265	7,190
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds, 5.750%, 6–1–47	4,680	4,714
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11–1–39	3,000	2,935
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.625%, 11–1–29	2,000	2,259
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,935
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,025
8.000%, 8–1–38	1,400	1,436
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	4,000	4,689
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	1,000	1,109
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	5,500	5,500
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1, 5.125%, 6–1–46	6,650	6,650

		71,724

Colorado – 5.2%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	2,004
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,710	4,820
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,110	1,206
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	2,942
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,327
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012, 7.000%, 6–1–42 (D)	3,665	2,876
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012, 5.250%, 1–1–37	1,000	1,045

CO Intl Ctr Metro Dist No. 3, GO Rfdg and Impvt Bonds, Ser 2016, 5.000%, 12–1–46	3,140	3,027
Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A, 5.300%, 12–1–46	1,250	1,268
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	7,453
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11–15–38	3,000	4,216
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,368
Solaris Metro Dist No. 3, Ltd. Tax GO Rfdg Bonds, Ser 2016A, 5.000%, 12–1–46	1,880	1,949

		40,501

Connecticut – 0.9%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A, 5.000%, 9–1–53 (C)	1,600	1,606
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,017

		6,623

Florida – 2.7%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,398
6.750%, 11–1–39	2,390	2,553
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,792
6.000%, 9–15–40	6,000	6,186
6.125%, 6–15–43	1,000	1,073
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	1,940	2,015
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	3,835	4,179

		21,196

Georgia – 1.6%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A, 6.000%, 7–1–51	2,000	1,821
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A, 7.250%, 1–1–46	6,000	6,066
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1–1–49	4,000	4,483

		12,370

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	300	348
9.000%, 11–15–44	2,000	2,366

		2,714

Illinois – 8.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	2,500	2,500
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	3,000	2,660

Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	4,500	4,675
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	250	256
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.750%, 5–15–46	2,500	2,616
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12–1–32	4,655	4,909
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	5,000	5,555
8.000%, 5–15–46	9,000	9,977
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	2,778
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,612
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,574
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,039
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	2,970	3,180
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	275	281
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	2,065	2,103
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	2,429
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A, 5.625%, 12–1–41	4,000	3,418
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A, 5.500%, 12–1–43	5,000	4,149
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,315	2,476

		65,187

Indiana – 3.7%
Allen Cnty, IN, Econ Dev Rev Bonds (StoryPoint Fort Wayne Proj), Sr Ser 2017A-1:
6.625%, 1–15–34	1,000	1,036
6.750%, 1–15–43	1,400	1,450
6.875%, 1–15–52	2,000	2,071
City of Carmel, IN, Rev Bonds, Ser 2012A, 7.125%, 11–15–47	6,250	6,828
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	6,335	6,435
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,140
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	1,000	1,012
Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,163
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,685	4,229
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	665	667
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1–15–32	1,000	938

		28,969

Iowa – 0.3%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B, 5.000%, 6–1–36	2,425	2,410

Kansas – 1.8%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
7.000%, 9–1–29	900	956
7.000%, 9–1–38	3,000	3,187
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	2,949
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A, 5.750%, 9–1–32	3,000	3,018
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,664
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (D)	68	26
5.000%, 12–1–28 (D)	95	37

		13,837

Kentucky – 1.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,313
6.500%, 3–1–45	2,500	2,878

		9,191

Louisiana – 1.2%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,086
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A, 5.625%, 6–1–45	3,000	3,019
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39 (D)	7,895	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7–1–39 (D)	4,168	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015, 7.750%, 7–1–39 (C)(D)	1,977	—	*
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	4,914

		9,019

Maryland – 0.2%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,344

Massachusetts – 1.9%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,401
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC) (BMA Index*2.65), 2.014%, 1–1–31 (B)	11,500	10,033

		14,434

Michigan – 3.0%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015, 5.250%, 11–15–35	2,340	2,445

MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,004
7.450%, 10–1–41	1,000	1,005
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30 (C)	2,000	2,024
6.500%, 12–1–40	3,000	3,067
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	9,815	1,859
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 6.875%, 6–1–42	7,600	7,887
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C, 0.000%, 6–1–58 (A)	50,000	1,214
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	605	596
7.000%, 11–15–38	2,400	2,279

		23,380

Missouri – 5.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	1,750	1,905
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,045	2,232
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	885	868
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A, 5.250%, 6–1–39	5,000	5,029
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	540
6.125%, 12–1–36	675	530
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	716
5.500%, 10–1–31	1,500	1,366
5.550%, 10–1–36	400	354
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A, 6.500%, 10–1–30	1,500	1,598
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	1,450	1,382
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A, 5.250%, 5–15–50	4,000	4,198
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (A)	3,302	475
5.750%, 4–1–55	2,076	1,881
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	2,690	2,750
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	580	618
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,544
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (A)	1,500	696
0.000%, 7–15–37 (A)	2,500	1,109

Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27 (D)	1,250	337
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,220	1,235
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,325	2,328
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (D)	1,000	180
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	732
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	2,730	2,835
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	6,000	6,004

		45,442

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,787
5.000%, 9–1–42	2,000	2,155

		10,942

Nevada – 0.8%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A, 5.125%, 12–15–45	2,515	2,549
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,295

		5,844

New Jersey – 1.7%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9–15–23	2,000	2,168
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A:
5.000%, 6–1–29	1,300	1,303
5.000%, 6–1–41	9,730	9,601

		13,072

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7–1–42	2,000	2,190

New York – 5.7%
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015, 5.500%, 9–1–45	5,000	5,467
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1–1–32	1,125	1,134
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1–1–49	3,750	3,767
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1–1–49	726	729
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7–1–20	767	765

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1–1–49	2,648	442
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6–1–46	3,000	2,985
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A, 5.000%, 6–1–51	1,000	1,042
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11–15–44	15,000	16,088
NY Trans Dev Corp., Spl Fac Bonds (Laguardia Arpt Terminal B Redev Proj), Ser 2016A, 5.250%, 1–1–50	2,500	2,744
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	6,015	6,003
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B, 5.000%, 6–1–41	2,500	2,715

		43,881

North Carolina – 0.2%
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C, 0.000%, 7–1–41 (A)	4,160	1,300

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	4,031
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,195	1,296

		5,327

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	1,845	1,845
6.000%, 11–15–38	4,550	4,473

		6,318

Oregon – 0.7%
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,692

Pennsylvania – 2.7%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1–1–41	3,000	3,061
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	6,540	5,972
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A, 5.000%, 7–1–43	5,000	5,039
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E (SIFMA Municipal Swap Index plus 100 bps), 0.000%, 12–1–38 (B)(E)	3,000	3,677
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016, 5.000%, 6–1–46	2,000	2,001
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (D)	1,850	453
7.350%, 7–1–22 (D)	3,400	833

		21,036

Puerto Rico – 2.6%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35 (D)	5,000	3,031
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28 (D)	2,000	1,200
5.500%, 7–1–39 (D)	3,750	2,222
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien), 5.750%, 7–1–37	1,000	802
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–43 (D)	13,000	7,930
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,000	1,319
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	1,294
5.500%, 8–1–42	1,000	259
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2011C, 5.250%, 8–1–40	3,000	1,800

		19,857

Rhode Island – 0.7%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B, 5.000%, 6–1–50	5,000	5,151

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	5,714

Tennessee – 0.1%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7–1–40	1,000	1,140

Texas – 15.2%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A, 4.625%, 8–15–46	1,250	1,199
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A, 5.375%, 8–15–36	4,585	4,499
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	2,008
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	3,925
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (A)	2,000	917
0.000%, 1–1–40 (A)	1,500	568
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016, 5.000%, 1–1–46	2,000	2,266
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	5,500	5,944
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11–1–44	5,000	5,581
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	11,415
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	2,865	3,044
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,790

Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,632
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,070	5,413
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,218
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	2,025
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8–15–46	2,000	2,000
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A, 5.000%, 1–1–39	2,000	2,293
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	963
6.500%, 8–15–39	1,530	1,702
6.500%, 8–15–39	270	290
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7–1–38	5,000	1,438
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	425	467
7.750%, 6–1–39	1,200	1,351
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	6,000	6,028
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5–15–45	2,650	2,688
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.875%, 11–15–48	750	633
5.000%, 11–15–55	7,000	5,891
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11–15–47	1,000	1,055
6.750%, 11–15–52	2,500	2,628
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	1,000	1,097
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	9,750	10,952
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,732
7.000%, 6–30–40	6,000	6,795
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,459
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	6,445	7,124

		118,030

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.500%, 6–1–37 (C)	2,000	2,084

Virgin Islands – 0.4%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A:
6.625%, 10–1–29	1,500	1,236
6.750%, 10–1–37	2,000	1,608

		2,844

Virginia – 4.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,899	3,631
2.000%, 10–1–48	1,265	60
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	4,710	5,098
Lexington, VA, Indl Dev Auth, Residential Care Fac Rfdg Rev Bonds (Kendal at Lexington), Ser 2016, 4.000%, 1–1–37	800	806
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B, 5.625%, 9–1–41	2,779	2,145
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C, 0.000%, 9–1–41 (A)	821	111
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015, 0.000%, 9–1–45 (E)	859	558
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	4,590	4,868
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	1,615	1,824
5.500%, 1–1–42	11,000	12,087

		31,188

Washington – 0.8%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	1,390	1,432
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	4,527

		5,959

West Virginia – 0.1%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10–1–37	1,000	1,052

Wisconsin – 2.1%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	4,500	4,681
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A, 5.000%, 6–15–36	4,000	3,816
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12–1–39	4,000	3,817

WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,142
6.125%, 6–1–39	1,000	1,142
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6–15–45	2,000	2,011

		16,609

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,092

TOTAL MUNICIPAL BONDS – 96.6%		$749,266
(Cost: $756,343)

SHORT-TERM SECURITIES
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (F)	2,390	2,390

Municipal Obligations – 1.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 0.970%, 7–7–17 (F)	1,200	1,200
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps), 0.920%, 7–7–17 (F)	5,350	5,350
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps), 1.200%, 7–7–17 (F)	1,300	1,300
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps), 0.880%, 7–7–17 (F)	4,000	4,000
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.) (BVAL plus 16 bps), 0.940%, 7–1–17 (F)	600	600

		12,450

TOTAL SHORT-TERM SECURITIES – 1.9%		$14,840
(Cost: $14,840)

TOTAL INVESTMENT SECURITIES – 98.5%		$764,106
(Cost: $771,183)

CASH AND OTHER ASSETS, NET OF LIABILITIES (G) – 1.5%		11,444

NET ASSETS – 100.0%		$775,550

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Zero coupon bond.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $11,375 or 1.5% of net assets.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Cash of $978 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-29-17	254	$(39,037)	$(343)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$749,266	$—
Short-Term Securities	—	14,840	—
Total	$—	$764,106	$—
Liabilities
Futures Contracts	$343	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Offered Interbank Rate

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$771,183

Gross unrealized appreciation	52,120
Gross unrealized depreciation	(59,197)

Net unrealized depreciation	$(7,076)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 29, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2017